UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

__________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

__________________

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 31, 2016

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 82.8%	Shares	Fair Value
Consumer Discretionary - 10.5%
Aaron’s, Inc. (a)	1,172,035	$29,793,130
Callaway Golf Co.	375,583	4,360,519
Carter’s, Inc.	126,105	10,934,564
Global Sources Ltd. (b)	117,729	998,342
Horizon Global Corp. (b)	171,140	3,410,820
Live Nation Entertainment, Inc. (a)(b)	1,504,290	41,337,889
Red Rock Resorts, Inc., Class A	855,225	20,174,758
Tenneco, Inc. (a)(b)	564,350	32,884,674
Vail Resorts, Inc.	269,545	42,286,220
		186,180,916
Consumer Staples - 5.4%
B&G Foods, Inc. (a)	736,950	36,243,201
Edgewell Personal Care Co. (b)	158,880	12,634,138
Flowers Foods, Inc. (a)	1,136,289	17,180,690
Post Holdings, Inc. (a)(b)	372,670	28,758,944
		94,816,973
Energy - 3.1%
Carrizo Oil & Gas, Inc. (a)(b)	141,561	5,750,208
Cimarex Energy Co.	322,910	43,389,417
Noble Energy, Inc.	161,642	5,777,085
		54,916,710
Financials - 22.6%
Alleghany Corp. (b)	36,757	19,298,160
American Equity Investment Life Holding Co.	477,320	8,462,884
Assured Guaranty Ltd.	335,697	9,315,592
BankUnited, Inc.	1,013,530	30,608,606
BOK Financial Corp. (a)	186,835	12,886,010
Brown & Brown, Inc.	1,240,805	46,790,756
Endurance Specialty Holdings Ltd.	331,645	21,706,165
Enstar Group Ltd. (b)	213,307	35,082,602
First Horizon National Corp. (a)	817,415	12,449,230
First of Long Island Corp. (The)	265,980	8,817,237
Fortress Investment Group LLC, Class A	2,766,755	13,667,770
Greenlight Capital Re Ltd., Class A (a)(b)	185,365	3,788,861
Keycorp	447,929	5,451,296

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 82.8% (Continued)	Shares	Fair Value
Financials - 22.6% (Continued)
Nationstar Mortgage Holdings, Inc. (a)(b)	1,235,175	$18,292,942
Navigators Group, Inc.	513,858	49,803,117
Popular, Inc.	1,096,008	41,889,426
ProAssurance Corp.	459,670	24,123,482
Radian Group, Inc.	202,682	2,746,341
Reinsurance Group of America, Inc.	127,270	13,737,524
State Bank Financial Corp.	381,390	8,703,320
Sterling Bancorp	709,860	12,422,550
		400,043,871
Health Care - 7.2%
Alere, Inc. (b)	968,160	41,863,238
BioScrip, Inc. (a)(b)	4,487,945	12,970,161
Concordia International Corp. (a)	1,252,625	5,611,760
Integer Holdings Corp. (a)(b)	354,530	7,689,756
LifePoint Health, Inc. (a)(b)	361,310	21,400,391
Natus Medical, Inc. (a)(b)	571,060	22,436,947
Nuvectra Corp. (b)	34,222	236,816
Universal American Corp. (a)	1,863,091	14,252,646
		126,461,715
Industrials - 17.9%
Aircastle Ltd. (a)	1,666,085	33,088,448
Alaska Air Group, Inc. (a)	281,310	18,527,077
Avis Budget Group, Inc. (a)(b)	2,775,385	94,945,921
Colfax Corp. (a)(b)	422,385	13,275,561
Hillenbrand, Inc.	275,150	8,705,746
Hub Group, Inc., Class A (a)(b)	906,855	36,963,410
Hyster-Yale Materials Handling, Inc.	238,900	14,365,057
Kirby Corp. (a)(b)	268,195	16,671,001
SPX FLOW, Inc. (b)	562,125	17,380,905
Toro Co. (The)	358,370	16,786,051
TriMas Corp. (b)	427,850	7,962,288
Trinity Industries, Inc.	1,514,860	36,629,315
		315,300,780
Information Technology - 7.2%
Anixter International, Inc. (b)	204,360	13,181,220
Broadridge Financial Solutions, Inc.	447,970	30,367,886

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 82.8% (Continued)	Shares	Fair Value
Information Technology - 7.2% (Continued)
CommScope Holding Co., Inc. (b)	925,575	$27,869,063
DST Systems, Inc.	421,130	49,659,650
TiVo Corp. (b)	361,885	7,049,520
		128,127,339
Real Estate - 5.6%
Colony Capital, Inc., Class A (a)	848,335	15,465,147
iStar Financial, Inc. REIT (a)(b)	3,417,105	36,665,537
Mid-America Apartment Communities, Inc. REIT	177,749	16,706,628
Tanger Factory Outlet Centers, Inc.	356,555	13,891,383
Winthrop Realty Trust REIT (b) (c)	1,975,475	16,633,499
		99,362,194
Telecommunication Services - 0.2%
Cincinnati Bell, Inc. (b)	923,250	3,766,860

Utilities - 3.1%
ITC Holdings Corp.	441,623	20,526,637
UGI Corp.	740,970	33,521,483
		54,048,120

Total Common Stocks		$1,463,025,478

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Registered Investment Companies - 26.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,084,964	$51,307,286
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (e)	253,678,973	253,678,973
State Street Navigator Securities Lending Prime Portfolio, 0.65% (e)	155,787,208	155,787,208
Total Registered Investment Companies		$460,773,467

Total Investment Securities - 108.9% (Cost $1,622,963,451) (f)		$1,923,798,945

Net Other Assets (Liabilities) - (8.9)%		(156,481,788)

Net Assets - 100.0%		$1,767,317,157

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $153,440,666.
(b)	Non-income producing security.
(c)	Security is valued at fair vaue by the Fair Value Committee based on procedures approved by the Board of Trustees. The total value of such securities is $16,633,499 at September 30, 2016, representing 0.9% of net assets.
(d)	Affiliated fund.
(e)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(f)	Represents cost for financial reporting purposes.

REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 91.9%	Shares	Fair Value
Consumer Discretionary - 15.8%
Aaron’s, Inc.	1,871,534	$47,574,394
BorgWarner, Inc. (a)	1,416,834	49,844,220
Goodyear Tire & Rubber Co. (The)	784,097	25,326,333
Hanesbrands, Inc. (a)	1,020,084	25,757,121
Newell Brands, Inc.	950,677	50,062,651
NVR, Inc. (b)	13,389	21,956,220
Red Rock Resorts, Inc., Class A	743,392	17,536,617
Staples, Inc.	3,040,144	25,993,231
TEGNA, Inc.	1,688,014	36,899,986
Whirlpool Corp.	199,525	32,354,974
		333,305,747
Consumer Staples - 10.3%
B&G Foods, Inc.	1,024,185	50,369,418
Coty, Inc., Class A (a)	1,143,189	26,864,942
Edgewell Personal Care Co.	243,881	19,393,417
Flowers Foods, Inc. (a)	1,835,470	27,752,306
Molson Coors Brewing Co., Class B	385,478	42,325,484
Post Holdings, Inc. (a)(b)	654,903	50,538,865
		217,244,432
Energy - 3.6%
Cimarex Energy Co.	570,251	76,624,627

Financials - 24.6%
BankUnited, Inc.	1,607,783	48,555,047
BOK Financial Corp. (a)	542,429	37,411,328
Brown & Brown, Inc.	1,259,535	47,497,065
Endurance Specialty Holdings Ltd.	470,700	30,807,315
Enstar Group Ltd. (a)(b)	66,128	10,876,072
First Horizon National Corp.	1,912,366	29,125,334
First Republic Bank	552,910	42,634,890
Nationstar Mortgage Holdings, Inc. (a)(b)	2,589,619	38,352,257
Navigators Group, Inc.	218,737	21,199,990
Popular, Inc.	966,753	36,949,300
Reinsurance Group of America, Inc.	255,753	27,605,979
SVB Financial Group (a)(b)	157,643	17,425,857

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 91.9% (Continued)	Shares	Fair Value
Financials - 24.6% (Continued)
Willis Towers Watson plc	838,927	$111,384,338
XL Group plc	536,267	18,034,659
		517,859,431
Health Care - 7.5%
Boston Scientific Corp. (b)	2,281,108	54,290,371
LifePoint Health, Inc. (b)	892,539	52,865,085
Orthofix International NV (b)	808,381	34,574,455
Universal American Corp. (a)	2,100,911	16,071,969
		157,801,880
Industrials - 11.2%
Aircastle Ltd. (a)	742,035	14,736,815
Avis Budget Group, Inc. (b)	685,724	23,458,618
Brink’s Co. (The)	232,479	8,620,321
Colfax Corp. (b)	1,362,206	42,814,135
Dover Corp.	296,291	21,818,869
Hub Group, Inc., Class A (a)(b)	1,364,577	55,620,159
Kirby Corp. (a)(b)	605,629	37,645,899
Parker Hannifin Corp.	97,920	12,291,898
SPX FLOW, Inc. (b)	621,051	19,202,897
		236,209,611
Information Technology - 9.5%
Anixter International, Inc. (b)	339,107	21,872,402
Broadridge Financial Solutions, Inc.	165,670	11,230,769
CommScope Holding Co., Inc. (b)	1,025,493	30,877,594
Juniper Networks, Inc.	1,652,853	39,767,643
Keysight Technologies, Inc. (b)	499,745	15,836,919
Linear Technology Corp.	689,938	40,906,424
Vantiv, Inc., Class A (b)	704,125	39,621,114
		200,112,865
Materials - 2.4%
Axalta Coating Systems Ltd. (b)	1,758,064	49,700,469

Real Estate - 3.9%
Colony Capital, Inc., Class A (a)	956,033	17,428,482
iStar Financial, Inc. REIT (a)(b)	2,125,926	22,811,186
Jones Lang LaSalle, Inc.	180,609	20,551,498

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 91.9% (Continued)	Shares	Fair Value
Real Estate - 3.9% (Continued)
Mid-America Apartment Communities, Inc. REIT	233,964	$21,990,276
		82,781,442
Utilities - 3.1%
ITC Holdings Corp.	441,374	20,515,064
UGI Corp.	964,159	43,618,553
		64,133,617

Total Common Stocks		$1,935,774,121

Registered Investment Companies - 14.5%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,443,513	$34,745,051
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (d)	134,774,843	134,774,843
State Street Navigator Securities Lending Prime Portfolio, 0.65% (d)	136,075,349	136,075,349
Total Registered Investment Companies		$305,595,243

Total Investment Securities - 106.4% (Cost $2,015,905,848) (e)		$2,241,369,364

Net Other Assets (Liabilities) - (6.4)%		(134,336,042)

Net Assets - 100.0%		$2,107,033,322

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $135,465,266.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(e)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 92.6%	Shares	Fair Value
Consumer Discretionary - 18.0%
Aaron’s, Inc. (a)	26,491	$673,401
BorgWarner, Inc. (a)	29,205	1,027,432
Dollar General Corp. (a)	5,611	392,714
Goodyear Tire & Rubber Co. (The)	14,721	475,488
Hanesbrands, Inc. (a)	19,278	486,770
Newell Brands, Inc. (a)	15,749	829,342
NVR, Inc. (b)	239	391,929
Red Rock Resorts, Inc., Class A	13,177	310,845
Staples, Inc. (a)	55,112	471,208
TEGNA, Inc. (a)	25,841	564,884
VF Corp. (a)	8,565	480,068
Whirlpool Corp. (a)	7,042	1,141,931
		7,246,012
Consumer Staples - 9.7%
B&G Foods, Inc. (a)	13,760	676,717
Coty, Inc., Class A (a)	22,733	534,226
Edgewell Personal Care Co.	2,306	183,373
Flowers Foods, Inc. (a)	31,872	481,905
Molson Coors Brewing Co., Class B	7,502	823,720
Post Holdings, Inc. (a)(b)	13,432	1,036,547
Sysco Corp. (a)	3,962	194,178
		3,930,666
Energy - 3.7%
Cimarex Energy Co. (a)	10,986	1,476,189

Financials - 28.1%
BankUnited, Inc. (a)	32,847	991,979
BOK Financial Corp.	7,757	535,000
Brown & Brown, Inc.	20,899	788,101
Discover Financial Services (a)	11,303	639,185
Endurance Specialty Holdings Ltd.	6,147	402,321
Enstar Group Ltd. (b)	1,925	316,605
First Horizon National Corp. (a)	26,278	400,214
First Republic Bank	8,270	637,700
Franklin Resources, Inc. (a)	15,941	567,021

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 92.6% (Continued)	Shares	Fair Value
Financials - 28.1% (Continued)
Hartford Financial Services Group, Inc. (The)	7,315	$313,228
Loews Corp. (a)	30,139	1,240,220
Nationstar Mortgage Holdings, Inc. (b)	40,549	600,531
Popular, Inc.	15,988	611,061
Reinsurance Group of America, Inc. (a)	4,551	491,235
SVB Financial Group (a)(b)	3,114	344,222
Willis Towers Watson plc	16,052	2,131,224
XL Group plc	10,196	342,891
		11,352,738
Health Care - 5.8%
Boston Scientific Corp. (b)	46,642	1,110,080
LifePoint Health, Inc. (a)(b)	20,731	1,227,897
		2,337,977
Industrials - 11.4%
Avis Budget Group, Inc. (a)(b)	11,872	406,141
Colfax Corp. (b)	24,317	764,283
Deere & Co. (a)	6,375	544,106
Dover Corp.	4,750	349,790
Hub Group, Inc., Class A (a)(b)	15,809	644,375
Kirby Corp. (a)(b)	9,987	620,792
Parker Hannifin Corp. (a)	5,889	739,246
United Continental Holdings, Inc. (b)	10,094	529,632
		4,598,365
Information Technology - 8.1%
Broadridge Financial Solutions, Inc.	3,515	238,282
CommScope Holding Co., Inc. (b)	19,065	574,047
Juniper Networks, Inc. (a)	32,243	775,767
Keysight Technologies, Inc. (b)	7,721	244,678
Linear Technology Corp. (a)	12,610	747,647
Vantiv, Inc., Class A (b)	12,548	706,076
		3,286,497
Materials - 3.3%
Axalta Coating Systems Ltd. (a)(b)	35,777	1,011,416
Eastman Chemical Co.	4,542	307,403
		1,318,819

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 92.6% (Continued)	Shares	Fair Value
Real Estate - 1.6%
Jones Lang LaSalle, Inc.	3,195	$363,559
Mid-America Apartment Communities, Inc. REIT	2,993	281,312
		644,871
Utilities - 2.9%
ITC Holdings Corp.	8,004	372,026
UGI Corp. (a)	17,774	804,096
		1,176,122

Total Common Stocks		$37,368,256

Registered Investment Companies - 34.2%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	79,665	$803,819
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (d)	2,165,922	2,165,922
State Street Navigator Securities Lending Prime Portfolio, 0.65% (d)	10,825,330	10,825,330
Total Registered Investment Companies		$13,795,071

Total Investment Securities - 126.8% (Cost $47,538,555) (e)		$51,163,327

Net Other Assets (Liabilities) - (26.8)%		(10,804,328)

Net Assets - 100.0%		$40,358,999

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $10,718,954.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(e)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares	Fair Value
Consumer Discretionary - 19.7%
BorgWarner, Inc. (a)	1,811,025	$63,711,859
Charter Communications, Inc., Class A (a)(b)	243,398	65,710,158
Comcast Corp., Class A (a)	1,158,555	76,858,539
Ford Motor Co. (a)	6,329,310	76,394,772
Goodyear Tire & Rubber Co. (The) (a)	1,823,705	58,905,671
Hanesbrands, Inc. (a)	1,898,339	47,933,060
TEGNA, Inc.	2,003,795	43,802,959
TJX Cos., Inc. (The)	1,281,660	95,842,535
Twenty-First Century Fox, Inc., Class B	1,371,245	33,924,601
VF Corp. (a)	999,895	56,044,115
Walt Disney Co. (The) (a)	753,745	69,992,761
Whirlpool Corp. (a)	418,070	67,794,231
		756,915,261
Consumer Staples - 8.4%
Coty, Inc., Class A (a)	1,435,566	33,735,801
Galleria Co. (b)	883,478	20,761,723
Kimberly-Clark Corp. (a)	733,875	92,570,992
Philip Morris International, Inc.	604,275	58,747,615
Procter & Gamble Co. (The)	1,281,595	115,023,151
		320,839,282
Energy - 3.5%
Cimarex Energy Co. (a)	653,524	87,814,020
EOG Resources, Inc. (a)	489,856	47,373,974
		135,187,994
Financials - 27.5%
American International Group, Inc. (a)	447,285	26,541,892
Capital One Financial Corp. (a)	1,655,005	118,879,009
Citigroup, Inc. (a)	2,938,960	138,807,081
Franklin Resources, Inc. (a)	1,322,565	47,043,637
Hartford Financial Services Group, Inc. (The)	1,436,136	61,495,344
JPMorgan Chase & Co. (a)	1,836,283	122,278,085
Loews Corp. (a)	1,251,155	51,485,028
Marsh & McLennan Cos., Inc. (a)	1,392,835	93,668,154
MetLife, Inc. (a)	1,725,935	76,683,292
Morgan Stanley (a)	4,278,680	137,174,481

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Common Stocks - 99.1% (Continued)	Shares	Fair Value
Financials - 27.5% (Continued)
PNC Financial Services Group, Inc. (The) (a)	525,970	$47,384,637
Progressive Corp. (The) (a)	2,241,065	70,593,547
Wells Fargo & Co.	1,473,356	65,240,204
		1,057,274,391
Health Care - 14.3%
Abbott Laboratories (a)	3,588,350	151,751,321
Aetna, Inc. (a)	560,344	64,691,715
Humana, Inc.	120,815	21,370,965
Medtronic plc	952,072	82,259,021
Pfizer, Inc.	3,862,252	130,814,475
Stryker Corp. (a)	435,405	50,685,496
Thermo Fisher Scientific, Inc. (a)	305,294	48,560,064
		550,133,057
Industrials - 8.5%
Illinois Tool Works, Inc. (a)	641,454	76,871,847
Parker Hannifin Corp. (a)	624,709	78,419,721
United Parcel Service, Inc., Class B (a)	441,853	48,321,044
United Technologies Corp. (a)	1,196,002	121,513,803
		325,126,415
Information Technology - 13.4%
Alphabet, Inc., Class A (b)	123,559	99,348,850
Apple, Inc. (a)	828,262	93,635,019
Cisco Systems, Inc. (a)	3,735,603	118,493,327
International Business Machines Corp. (a)	125,485	19,933,292
Juniper Networks, Inc. (a)	1,703,410	40,984,045
Microsoft Corp. (a)	1,468,715	84,597,984
Vantiv, Inc., Class A (b)	1,016,410	57,193,391
		514,185,908
Materials - 3.8%
Axalta Coating Systems Ltd. (a)(b)	1,702,635	48,133,491
Eastman Chemical Co. (a)	564,664	38,216,460
Praxair, Inc. (a)	496,897	60,040,065
		146,390,016

Total Common Stocks		$3,806,052,324

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Registered Investment Companies - 14.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (c)	33,745,271	$33,745,271
State Street Navigator Securities Lending Prime Portfolio, 0.65% (c)	525,777,762	525,777,762
Total Registered Investment Companies		$559,523,033

Total Investment Securities - 113.7% (Cost $3,643,405,208) (d)		$4,365,575,357

Net Other Assets (Liabilities) - (13.7)%		(525,316,401)

Net Assets - 100.0%		$3,840,258,956

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $519,798,769.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(d)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 96.4%	Shares	Fair Value
Consumer Discretionary - 20.5%
BorgWarner, Inc. (a)	118,897	$4,182,796
Dollar General Corp.	38,540	2,697,415
Ford Motor Co.	230,005	2,776,160
Liberty Global plc, Class A (a)(b)	192,711	6,586,862
TJX Cos., Inc. (The)	30,002	2,243,550
Twenty-First Century Fox, Inc., Class B	250,756	6,203,703
Whirlpool Corp.	18,962	3,074,878
		27,765,364
Consumer Staples - 2.9%
Coty, Inc., Class A	86,544	2,033,784
Post Holdings, Inc. (b)	24,381	1,881,482
		3,915,266
Energy - 1.1%
Cimarex Energy Co.	10,738	1,442,865

Financials - 28.4%
BankUnited, Inc.	113,903	3,439,871
Berkshire Hathaway, Inc., Class B (b)	33,970	4,907,646
Citigroup, Inc.	89,663	4,234,783
Franklin Resources, Inc.	97,647	3,473,304
Loews Corp.	110,343	4,540,614
MetLife, Inc.	122,373	5,437,032
Nationstar Mortgage Holdings, Inc. (a)(b)	472,192	6,993,164
Popular, Inc.	35,193	1,345,076
Willis Towers Watson plc	31,106	4,129,944
		38,501,434
Health Care - 11.3%
Abbott Laboratories	102,280	4,325,421
Allergan plc (b)	17,436	4,015,685
LifePoint Health, Inc. (b)	74,953	4,439,466
Valeant Pharmaceuticals International, Inc. (a)(b)	100,380	2,464,329
		15,244,901
Industrials - 22.2%
Avis Budget Group, Inc. (b)	118,633	4,058,435
Colfax Corp. (b)	134,999	4,243,019

Diamond Hill Select Fund
Schedule of Investments (Continued)

Common Stocks - 96.4% (Continued)	Shares	Fair Value
Industrials - 22.2% (Continued)
Deere & Co.	59,815	$5,105,210
Hub Group, Inc., Class A (b)	148,533	6,054,205
Parker Hannifin Corp.	22,947	2,880,537
United Continental Holdings, Inc. (b)	97,317	5,106,223
United Technologies Corp.	25,929	2,634,386
		30,082,015
Information Technology - 8.5%
Alphabet, Inc., Class A (b)	5,100	4,100,706
Alphabet, Inc., Class C (b)	1,565	1,216,459
Apple, Inc.	54,472	6,158,060
		11,475,225
Materials - 1.5%
Axalta Coating Systems Ltd. (b)	71,158	2,011,637

Total Common Stocks		$130,438,707

Diamond Hill Select Fund
Schedule of Investments (Continued)

Registered Investment Companies - 12.0%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	268,741	$2,711,592
State Street Institutional US Government MM Fund, 0.27% (d)	2,369,303	2,369,303
State Street Navigator Securities Lending Prime Portfolio, 0.65% (d)	11,134,756	11,134,756
Total Registered Investment Companies		$16,215,651

Total Investment Securities - 108.3% (Cost $135,939,806)(e)		$146,654,358

Net Other Assets (Liabilities) - (8.3)%		(11,311,904)

Net Assets - 100.0%		$135,342,454

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $11,091,313.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(e)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 87.4%	Shares	Fair Value
Consumer Discretionary - 19.8%
BorgWarner, Inc. (a)	2,697,760	$94,907,197
Comcast Corp., Class A	1,168,435	77,513,978
Dollar General Corp.	753,550	52,740,964
Goodyear Tire & Rubber Co. (The) (a)	1,811,895	58,524,209
Hanesbrands, Inc.	1,928,085	48,684,146
Newell Brands, Inc. (a)	1,138,702	59,964,047
TEGNA, Inc.	3,000,388	65,588,482
TJX Cos., Inc. (The)	848,040	63,416,431
Twenty-First Century Fox, Inc., Class B	4,231,930	104,697,948
VF Corp. (a)	984,330	55,171,697
Walt Disney Co. (The) (a)	692,086	64,267,106
Whirlpool Corp. (a)	559,085	90,661,224
		836,137,429
Consumer Staples - 3.8%
Coty, Inc., Class A (a)	1,808,520	42,500,220
Galleria Co.	326,659	7,676,495
Kimberly-Clark Corp. (a)	398,810	50,305,893
Procter & Gamble Co. (The)	473,862	42,529,115
Sysco Corp. (a)	318,187	15,594,345
		158,606,068
Energy - 2.6%
Cimarex Energy Co. (a)	586,934	78,866,322
EOG Resources, Inc. (a)	318,432	30,795,559
		109,661,881
Financials - 27.5%
BankUnited, Inc. (a)	2,371,270	71,612,354
Berkshire Hathaway, Inc., Class B (a)(b)	414,175	59,835,862
Capital One Financial Corp. (a)	1,659,180	119,178,899
Citigroup, Inc.	3,677,519	173,689,222
Franklin Resources, Inc. (a)	1,880,495	66,889,207
Hartford Financial Services Group, Inc. (The)	1,011,725	43,322,065
JPMorgan Chase & Co. (a)	1,027,315	68,408,906
Loews Corp. (a)	1,504,195	61,897,624
MetLife, Inc.	2,822,439	125,400,965
Morgan Stanley	2,635,745	84,501,985

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 87.4% (Continued)	Shares	Fair Value
Financials - 27.5% (Continued)
PNC Financial Services Group, Inc. (The)	299,370	$26,970,243
Popular, Inc.	1,800,958	68,832,615
Wells Fargo & Co.	1,583,222	70,105,070
Willis Towers Watson plc (a)	900,655	119,579,964
		1,160,224,981
Health Care - 9.6%
Abbott Laboratories (a)	3,971,595	167,958,753
Alere, Inc. (b)	1,207,805	52,225,488
Medtronic plc	556,107	48,047,645
Pfizer, Inc.	3,967,230	134,370,080
		402,601,966
Industrials - 10.1%
Avis Budget Group, Inc. (a)(b)	826,555	28,276,447
Colfax Corp. (a)(b)	1,675,915	52,674,008
Deere & Co. (a)	695,150	59,331,052
Illinois Tool Works, Inc.	177,585	21,281,786
Parker Hannifin Corp.	677,635	85,063,522
United Continental Holdings, Inc. (b)	1,584,280	83,127,172
United Technologies Corp. (a)	962,775	97,817,940
		427,571,927
Information Technology - 13.0%
Alphabet, Inc., Class A (b)	167,205	134,442,852
Apple, Inc.	885,521	100,108,149
Cisco Systems, Inc.	2,263,150	71,787,118
Cognizant Technology Solutions Corp., Class A (b)	517,510	24,690,402
International Business Machines Corp. (a)	263,715	41,891,128
Juniper Networks, Inc. (a)	1,900,830	45,733,970
Microsoft Corp.	1,235,029	71,137,670
Vantiv, Inc., Class A (b)	1,002,965	56,436,841
		546,228,130
Materials - 1.0%
Axalta Coating Systems Ltd. (a)(b)	1,556,165	43,992,785

Total Common Stocks		$3,685,025,167

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Registered Investment Companies - 22.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,608,871	$46,503,510
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (d)	482,264,061	482,264,061
State Street Navigator Securities Lending Prime Portfolio, 0.65% (d)	416,397,491	416,397,491
Total Registered Investment Companies		$945,165,062

Total Investment Securities - 109.8% (Cost $3,957,946,110) (e)		$4,630,190,229

Segregated Cash With Custodian - 30.5%		1,286,494,515

Securities Sold Short - (30.3)% (Proceeds $1,147,703,304)		(1,276,896,186)

Net Other Assets (Liabilities) - (10.0)%		(424,836,734)

Net Assets - 100.0%		$4,214,951,824

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $413,560,383.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(e)	Represents cost for financial reporting purposes.

PLC - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2016 (Unaudited)

Common Stocks - 29.5%	Shares	Fair Value
Consumer Discretionary - 8.0%
American Eagle Outfitters, Inc.	1,040,470	$18,582,794
Best Buy Co., Inc.	2,185,450	83,440,481
Big Lots, Inc.	346,425	16,541,794
Lithia Motors, Inc., Class A	232,850	22,241,832
lululemon athletica, Inc.	495,210	30,197,906
McDonald’s Corp.	426,155	49,161,241
Polaris Industries, Inc.	197,850	15,321,504
Tractor Supply Co.	151,228	10,185,206
Under Armour, Inc., Class A	412,560	15,957,821
Wal-Mart Stores, Inc.	1,045,205	75,380,185
		337,010,764
Consumer Staples - 3.9%
Campbell Soup Co.	958,825	52,447,728
Coca-Cola Co. (The)	846,985	35,844,405
Colgate-Palmolive Co.	296,700	21,997,338
ConAgra Foods, Inc.	493,645	23,255,616
Kellogg Co.	373,415	28,928,460
		162,473,547
Energy - 0.6%
Southwestern Energy Co.	1,911,790	26,459,174

Financials - 4.9%
Bank of Hawaii Corp.	374,910	27,225,964
Cincinnati Financial Corp.	1,261,695	95,157,037
First American Financial Corp.	626,290	24,600,671
Hanover Insurance Group, Inc. (The)	140,665	10,608,954
Mercury General Corp.	203,968	11,187,645
Selective Insurance Group, Inc.	980,850	39,096,681
		207,876,952
Health Care - 2.3%
Abbvie, Inc.	278,210	17,546,705
DENTSPLY SIRONA, Inc.	177,235	10,533,076
IDEXX Laboratories, Inc.	192,140	21,659,942
Merck & Co., Inc.	790,710	49,348,211
		99,087,934

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 29.5% (Continued)	Shares	Fair Value
Industrials - 2.6%
Boeing Co. (The)	513,135	$67,600,405
Cintas Corp.	364,520	41,044,952
		108,645,357
Information Technology - 4.4%
Arista Networks, Inc.	350,645	29,832,877
Mobileye NV	756,895	32,221,020
NETGEAR, Inc.	630,960	38,166,770
Stamps.com, Inc.	219,635	20,757,704
Ubiquiti Networks, Inc.	692,210	37,033,235
Western Union Co. (The)	1,322,765	27,539,967
		185,551,573
Materials - 0.4%
Bemis Co., Inc.	323,180	16,485,412

Telecommunication Services - 1.0%
AT&T, Inc.	1,038,725	42,182,622

Utilities - 1.4%
Consolidated Edison, Inc.	780,530	58,773,909

Total Common Stocks		$1,244,547,244

Registered Investment Companies - 0.8%	Shares	Fair Value
Industrials - 0.8%
Industrial Select Sector SPDR Fund	554,110	$32,348,942

Total Securities Sold Short - 30.3% (Proceeds $1,147,703,304)		$1,276,896,186

Percentages disclosed are based on total net assets of the Fund at September 30, 2016.

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 107.5%	Shares	Fair Value
Consumer Discretionary - 18.9%
Aaron’s, Inc.	24,350	$618,977
Charter Communications, Inc., Class A (a)(b)	3,697	998,079
Dollar General Corp.	3,030	212,070
Hanesbrands, Inc.	10,200	257,550
Johnson Controls International plc (a)	2,886	134,286
Liberty Global plc, Class A (a)(b)	38,990	1,332,678
Newell Brands, Inc. (b)	19,300	1,016,338
Red Rock Resorts, Inc., Class A	48,000	1,132,320
TJX Cos., Inc. (The)	5,276	394,539
Twenty-First Century Fox, Inc., Class B	22,435	555,042
Vail Resorts, Inc.	11,200	1,757,056
VF Corp. (a)	12,000	672,600
		9,081,535
Consumer Staples - 4.1%
B&G Foods, Inc. (a)	3,665	180,245
Coty, Inc., Class A	8,000	188,000
Flowers Foods, Inc. (a)	24,000	362,880
Post Holdings, Inc. (a)(b)	6,928	534,634
Tesco plc - ADR (b)	102,415	725,098
		1,990,857
Energy - 0.7%
Cimarex Energy Co. (a)	2,655	356,752

Financials - 20.7%
Capital One Financial Corp. (a)	14,050	1,009,211
Discover Financial Services	16,540	935,337
Fortress Investment Group LLC, Class A	149,341	737,745
Franklin Resources, Inc. (a)	25,701	914,185
Julius Baer Group Ltd. (SW)	15,210	620,041
MetLife, Inc.	23,275	1,034,108
Nationstar Mortgage Holdings, Inc. (b)	134,100	1,986,021
Popular, Inc.	19,475	744,334
State Street Corp. (a)	14,325	997,450
SVB Financial Group (a)(b)	3,520	389,101

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 107.5% (Continued)	Shares	Fair Value
Financials - 20.7% (Continued)
Willis Towers Watson plc (a)	4,423	$587,242
		9,954,775
Health Care - 17.2%
Alere, Inc. (b)	19,614	848,109
Allergan plc (a)(b)	1,135	261,402
BioScrip, Inc. (a)(b)	690,239	1,994,791
Concordia International Corp.	9,200	41,216
Express Scripts Holding Co. (a)(b)	1,775	125,191
GlaxoSmithKline plc - ADR	60,098	2,592,027
LifePoint Health, Inc. (a)(b)	7,620	451,333
McKesson Corp. (a)	1,140	190,095
Stryker Corp. (a)	2,950	343,409
Thermo Fisher Scientific, Inc.	1,355	215,526
Universal American Corp.	26,518	202,863
Valeant Pharmaceuticals International, Inc. (b)	42,125	1,034,169
		8,300,131
Industrials - 17.0%
Aircastle Ltd. (a)	28,000	556,080
Avis Budget Group, Inc. (a)(b)	15,000	513,150
Colfax Corp. (a)(b)	19,940	626,714
Emerson Electric Co. (a)	2,605	141,999
Hub Group, Inc., Class A (b)	73,255	2,985,874
Kirby Corp. (b)	22,280	1,384,925
SPX FLOW, Inc. (b)	11,360	351,251
United Continental Holdings, Inc. (b)	30,500	1,600,335
		8,160,328
Information Technology - 22.6%
Alphabet, Inc., Class A (b)	1,526	1,226,996
Anixter International, Inc. (b)	16,845	1,086,502
Apple, Inc.	4,055	458,418
Cisco Systems, Inc.	39,609	1,256,397
Cognizant Technology Solutions Corp., Class A (b)	26,290	1,254,296
CommScope Holding Co., Inc. (a)(b)	51,017	1,536,122
Juniper Networks, Inc.	69,280	1,666,877
Keysight Technologies, Inc. (a)(b)	35,205	1,115,646

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 107.5% (Continued)	Shares	Fair Value
Information Technology - 22.6% (Continued)
Microsoft Corp.	22,035	$1,269,216
		10,870,470
Materials - 1.6%
Axalta Coating Systems Ltd. (a)(b)	15,410	435,641
Fuchs Petrolub SE (GE)	8,100	330,794
		766,435
Real Estate - 1.6%
iStar Financial, Inc. REIT (b)	69,685	747,720

Telecommunication Services - 3.1%
Cincinnati Bell, Inc. (b)	368,396	1,503,056

Total Common Stocks		$51,732,059

Corporate Bonds - 3.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Discretionary - 1.3%
Laureate Education, Inc. #	10.000%	09/01/19	$650,000	$623,350

Energy - 1.8%
Energen Corp.	7.125%	02/15/28	900,000	875,250

Total Corporate Bonds				$1,498,600

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Registered Investment Companies - 23.3%	Shares	Fair Value
State Street Navigator Securities Lending Prime Portfolio (c)	11,183,351	$11,183,351

Total Investment Securities - 133.9% (Cost $60,747,840) (d)		$64,414,010

Segregated Cash With Custodian - 19.7%		9,477,289

Securities Sold Short - (29.4)% (Proceeds $12,423,601)		(14,164,283)

Net Other Assets (Liabilities) - (24.2)%		(11,620,767)

Net Assets - 100.0%		$48,106,249

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $11,117,138.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(d)	Represents cost for financial reporting purposes.

#	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Laureate Education, Inc.	April - 15	$585,273	$623,350	1.3%

ADR -	American Depositary Receipt.
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
(GE) -	German Security
(SW) -	Swiss Security

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2016 (Unaudited)

Common Stocks - 29.4%	Shares	Fair Value
Consumer Discretionary - 6.8%
American Eagle Outfitters, Inc.	22,010	$393,099
Best Buy Co., Inc.	33,185	1,267,003
Big Lots, Inc.	3,430	163,783
Lithia Motors, Inc., Class A	2,875	274,620
lululemon athletica, Inc.	7,650	466,497
Polaris Industries, Inc.	3,515	272,202
Under Armour, Inc., Class A	5,850	226,278
Wal-Mart Stores, Inc.	2,740	197,609
		3,261,091
Consumer Staples - 1.3%
Campbell Soup Co.	11,375	622,213

Energy - 1.6%
Southwestern Energy Co.	54,695	756,979

Financials - 4.3%
Bank of Hawaii Corp.	4,635	336,594
Cincinnati Financial Corp.	9,016	679,987
First American Financial Corp.	3,880	152,406
Hanover Insurance Group, Inc. (The)	2,764	208,461
Selective Insurance Group, Inc.	5,153	205,399
Westamerica Bancorp.	9,618	489,364
		2,072,211
Health Care - 3.8%
Abbvie, Inc.	5,758	363,157
Celgene Corp.	2,708	283,067
DENTSPLY SIRONA, Inc.	10,744	638,516
IDEXX Laboratories, Inc.	2,320	261,534
Merck & Co., Inc.	4,498	280,720
		1,826,994
Industrials - 1.9%
Boeing Co. (The)	3,400	447,916
Cintas Corp.	4,210	474,046
		921,962

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 29.4% (Continued)	Shares	Fair Value
Information Technology - 8.3%
Arista Networks, Inc.	6,362	$541,279
Mobileye NV	17,971	765,025
NETGEAR, Inc.	15,278	924,166
Stamps.com, Inc.	2,102	198,660
Ubiquiti Networks, Inc.	14,939	799,237
Western Union Co. (The)	37,764	786,246
		4,014,613
Materials - 0.7%
Bemis Co, Inc.	6,325	322,638

Utilities - 0.7%
Consolidated Edison, Inc.	4,855	365,582

Total Securities Sold Short - 29.4% (Proceeds $12,423,601)		$14,164,283

Percentages disclosed are based on total net assets of the Fund at September 30, 2016.

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Common Stocks - 96.6%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 41.5%
BankUnited, Inc. (a)	29,670	$896,034
BOK Financial Corp. (a)	7,195	496,239
Bridge Bancorp, Inc.	17,480	499,753
Citigroup, Inc.	41,425	1,956,503
Comerica, Inc.	8,355	395,359
First Horizon National Corp. (a)	24,155	367,881
First of Long Island Corp. (The)	13,802	457,536
First Republic Bank (a)	5,530	426,418
JPMorgan Chase & Co. (a)	10,530	701,193
Nationstar Mortgage Holdings, Inc. (a)(b)	118,980	1,762,094
PNC Financial Services Group, Inc. (The) (a)	1,034	93,153
Popular, Inc.	35,280	1,348,402
State Bank Financial Corp.	26,475	604,160
Sterling Bancorp (a)	18,148	317,590
SVB Financial Group (a)(b)	8,175	903,665
Wells Fargo & Co.	17,215	762,280
		11,988,260
Capital Markets - 11.7%
Fortress Investment Group LLC, Class A	280,670	1,386,510
Franklin Resources, Inc. (a)	27,660	983,866
Morgan Stanley (a)	31,925	1,023,515
		3,393,891
Consumer Financial Services - 9.3%
American Express Co. (a)	5,485	351,259
Capital One Financial Corp. (a)	19,785	1,421,157
Discover Financial Services	16,405	927,703
		2,700,119
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B (a)(b)	4,695	678,287
State Street Corp. (a)	5,785	402,810
		1,081,097
Insurance - 19.1%
American Equity Investment Life Holding Co.	13,115	232,529
Brown & Brown, Inc. (a)	3,985	150,274
Enstar Group Ltd. (b)	2,500	411,175

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Insurance - 19.1% (Continued)
Hartford Financial Services Group, Inc. (The)	10,710	$458,602
Loews Corp. (a)	29,040	1,194,996
MetLife, Inc.	31,525	1,400,656
ProAssurance Corp.	5,050	265,024
Progressive Corp. (The)	2,250	70,875
Prudential Financial, Inc. (a)	1,905	155,543
Radian Group, Inc.	4,183	56,680
Willis Towers Watson plc (a)	8,398	1,115,002
		5,511,356
IT Services - 0.8%
Vantiv, Inc., Class A (b)	4,085	229,863

REITS & Real Estate Management - 10.4%
Colony Capital, Inc., Class A	62,255	1,134,909
iStar Financial, Inc. REIT (b)	131,733	1,413,495
Jones Lang LaSalle, Inc.	3,955	450,039
		2,998,443

Total Common Stocks		$27,903,029

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)

Registered Investment Companies - 25.5%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.39% (c)	422,197	$422,197
State Street Navigator Securities Lending Prime Portfolio, 0.65% (c)	6,954,919	6,954,919
Total Registered Investment Companies		$7,377,116

Total Investment Securities - 122.1% (Cost $34,462,800) (d)		$35,280,145

Segregated Cash With Custodian - 16.3%		4,716,805

Securities Sold Short - (16.1)% (Proceeds $3,833,021)		(4,640,670)

Net Other Assets (Liabilities) - (22.4)%		(6,467,268)

Net Assets - 100.0%		$28,889,012

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $6,922,171.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(d)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
September 30, 2016 (Unaudited)

Common Stocks - 16.0%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 4.1%
Bank of Hawaii Corp.	4,630	$336,231
Washington Federal, Inc.	6,800	181,424
Westamerica Bancorp.	13,085	665,765
		1,183,420
Insurance - 8.7%
Cincinnati Financial Corp.	12,850	969,147
First American Financial Corp.	10,610	416,761
Hanover Insurance Group, Inc. (The)	3,880	292,630
Mercury General Corp.	4,710	258,344
Selective Insurance Group, Inc.	14,420	574,781
		2,511,663
IT Services - 1.3%
Western Union Co. (The)	18,245	379,861

REITS & Real Estate Management - 1.9%
Government Properties Income Trust	25,010	565,726

Total Securities Sold Short - 16.1% (Proceeds $3,833,021)		$4,640,670

Percentages disclosed are based on total net assets of the Fund at September 30, 2016.

See accompanying Notes to Schedules of Investments.

Diamond Hill Core Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

U.S. Government Agency Obligations - 14.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury - 14.5%
U.S. Treasury Bonds	1.500%	03/31/23	$200,000	$201,492
U.S. Treasury Bonds	4.250%	05/15/39	100,000	137,402
U.S. Treasury Notes	0.750%	03/31/18	200,000	200,047
U.S. Treasury Notes	1.125%	01/15/19	150,000	150,996
U.S. Treasury Notes	1.375%	04/30/21	300,000	303,164
U.S. Treasury Notes	1.625%	11/15/22	500,000	508,457
U.S. Treasury Notes	2.000%	11/30/22	500,000	519,551
U.S. Treasury Notes	1.625%	04/30/23	100,000	101,492
U.S. Treasury Notes	2.500%	05/15/24	250,000	268,740
U.S. Treasury Notes	2.250%	11/15/24	250,000	264,063
U.S. Treasury Notes	2.000%	08/15/25	250,000	258,887
U.S. Treasury Notes	2.250%	11/15/25	100,000	105,655
U.S. Treasury Notes	1.625%	02/15/26	450,000	451,107
U.S. Treasury Notes	4.250%	11/15/40	100,000	138,058
U.S. Treasury STRIPS	0.000%	02/15/25	200,000	174,739
U.S. Treasury STRIPS	0.000%	05/15/28	250,000	201,223
U.S. Treasury STRIPS	0.000%	11/15/31	150,000	110,173
U.S. Treasury STRIPS	0.000%	02/15/33	300,000	212,435
Total U.S. Government Agency Obligations				$4,307,681

Mortgage-Backed Securities - 36.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 10.9%
FHLMC, Series KP02, Class A2	2.355%	04/25/21	$200,000	$203,524
FHLMC, Series X2FX, Class A1	2.185%	11/25/22	299,344	305,040
FNMA, Pool #FN AE0834	3.962%	01/01/21	79,265	86,245
FNMA, Pool #FN 468272 (a)	3.830%	07/01/21	169,512	185,186
FNMA, Series 2012-M8, Class A2	2.349%	05/25/22	115,000	118,025
FNMA, Series 2015-M3, Class A2	2.722%	10/25/24	200,000	209,721
FNMA, Pool #FN AM8674	2.810%	04/01/25	200,000	211,217
FNMA, Pool #FN AM8846	2.680%	05/01/25	391,293	408,822
FNMA, Pool #FN AN0262	2.810%	11/01/25	493,618	520,971
FNMA, Pool #FN AN2213 (a)	2.810%	07/01/26	700,000	739,526

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 36.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 10.9% (Continued)
FNMA, Pool #FN AM8188	2.640%	03/01/27	$257,808	$268,572
				3,256,849
Agency MBS CMO - 18.6%
FHLMC, Series 2574, Class PE	5.500%	02/15/33	183,639	208,380
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	96,447	112,274
FHLMC, Series 2814, Class PH	6.000%	06/15/34	93,566	108,698
FHLMC, Series 379, Class 1	0.000%	05/25/37	182,542	167,184
FHLMC, Series 3687-CB	2.500%	11/15/38	142,288	145,536
FHLMC, Series 4119, Class LB	1.750%	06/15/39	97,199	98,697
FHLMC, Series 3874, Class KI	4.500%	08/15/25	969,642	78,932
FHLMC, Series 3318, Class AO	0.000%	05/15/37	20,987	19,191
FHLMC, Series 4518, Class CI	3.500%	06/15/42	423,809	45,478
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	98,116	109,982
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	200,000	218,700
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	239,488
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	73,792	83,656
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	269,513	291,127
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	235,754
FNMA, Series 2010-50, Class ZA	4.500%	05/25/40	133,404	148,646
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	100,606	112,895
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	684,860
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	184,896
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	150,000	157,215
FNMA, Series 348, Class 11	6.000%	01/25/34	244,994	56,124
FNMA, Series 2010-44, Class CS (a)	6.025%	05/25/40	322,555	41,412
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	531,153	50,614
GNMA, Series 2011-71, Class ZC	5.500%	07/16/34	186,319	215,313
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	199,358
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	107,845
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	186,057	201,209
GNMA, Series 2010-105, Class B	5.000%	08/20/40	300,000	344,894
GNMA, Series 2013-37, Class F (a)	0.801%	03/20/43	108,833	108,315

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 36.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 18.6% (Continued)
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	$50,227	$46,047
GNMA, Series 2014-H14, Class FA (a)	0.993%	07/20/64	190,636	189,532
GNMA, Series 2014-H15, Class FA (a)	0.993%	07/20/64	132,673	131,818
GNMA, Series 2016-H11, Class FD (a)	0.893%	05/20/66	340,599	341,038
GNMA, Series 2008-40, Class SA (a)	5.870%	05/16/38	136,552	26,262
				5,511,370
Non Agency CMBS - 0.3%
FHLMC, Series 2016-K57, Class C	3.918%	08/25/49	100,000	82,486

Agency MBS Pass-through - 6.2%
FHLMC, Pool #FG C91187	5.500%	06/01/28	133,846	150,079
FHLMC, Pool #FG G15101	3.500%	10/01/28	311,526	332,437
FHLMC, Pool #FG G06085	6.500%	09/01/38	239,159	280,283
FNMA, Pool #FN 2257132	5.000%	03/01/28	339,173	376,535
FNMA, Pool #FN MA0844	4.500%	08/01/31	90,846	99,748
FNMA, Pool #FN AT7120	3.500%	06/01/33	367,173	390,959
FNMA, Pool #FN AE0349	6.000%	04/01/40	185,476	212,941
				1,842,982

Total Mortgage-Backed Securities				$10,693,687

Asset-Backed Securities - 26.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.6%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 #	2.680%	07/25/35	$221,628	$220,936
Social Professional Loan Program, Series 2015-B, Class A2 #	2.510%	09/27/32	242,741	246,401
				467,337
Non Agency MBS CMO - 3.3%
CAM Mortgage Trust, Series 2016-2, Class A1 #	3.250%	06/15/57	100,000	100,080
Mill City Mortgage Trust, Series 2016-1, Class M1 #	3.150%	04/25/57	150,000	150,488
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	2.696%	12/25/33	28,889	28,690

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 26.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 3.3% (Continued)
Vericrest Opportunity Loan Transferee, Series 2016-NPL3, Class A1 #	4.250%	03/26/46	$87,946	$89,001
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A1 #	3.500%	07/25/46	99,441	99,506
Vericrest Opportunity Loan Transferee, Series 2016-NPL9, Class A1 #	3.500%	09/25/46	100,000	99,993
Vericrest Opportunity Loan Transferee, Series 2016-NP10, Class A1 #	3.500%	09/25/46	100,000	100,000
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, Class A1 #	3.500%	02/25/55	39,666	39,685
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	2.548%	10/25/33	35,201	35,379
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	2.919%	09/25/33	114,846	114,318
Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 2A1 (a)	2.967%	12/25/34	22,341	22,497
Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A2 (a)	2.929%	06/01/35	99,921	102,683
				982,320
Agency MBS CMO - 0.4%
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	96,853	112,551

ABS-Other - 2.6%
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class DT2 #	4.669%	10/15/48	100,000	100,504
Hero Funding Trust, Series 2016-3B, Class B #	5.240%	09/20/42	100,000	99,978
Nationstar HECM Loan Trust, Series 2016-3A, Class A #	2.012%	08/25/26	94,851	94,851
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 #	3.147%	08/25/26	100,000	100,000
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 #	2.520%	08/17/48	100,000	99,984
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 #	4.246%	08/17/48	100,000	99,844

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 26.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.6% (Continued)
OnDeck Asset Securitization Trust, Series 2016-1A, Class A #	4.210%	05/17/20	$100,000	$100,699
TAL Advantage LLC, Series 2014-1A, Class A #	3.510%	02/22/39	74,167	72,941
				768,801
Non Agency CMBS - 7.3%
American Homes 4 Rent, Series 2014-SFR2, Class D #	5.149%	10/17/36	500,000	553,441
American Homes 4 Rent, Series 2014-SFR2, Class D #	3.678%	12/17/36	145,420	156,942
American Homes 4 Rent, Series 2015-SFR1, Class A #	3.467%	04/17/52	125,672	133,843
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A #	2.937%	08/14/36	100,000	103,042
BB-UBS Trust, Series 2012-SHOW, Class A #	3.430%	11/05/36	100,000	106,387
Commercial Mortgage Trust, Series 2014-TWC, Class A #(a)	1.377%	02/13/32	265,000	264,398
Commercial Mortgage Trust, Series 2014-TWC, Class B #(a)	2.119%	02/13/32	100,000	99,805
FirstKey Lending Trust, Series 2015-SFR1, Class A #	2.553%	03/09/47	96,749	97,327
Progress Residential Trust, Series 2015-SFR3, Class A #	3.067%	11/12/32	214,530	220,164
Progress Residential Trust, Series 2015-SFR3, Class D #	4.673%	11/12/32	100,000	105,292
Progress Residential Trust, Series 2016-SFR1, Class A #(a)	2.030%	09/17/18	100,000	101,087
Progress Residential Trust, Series 2015-SFR2, Class A	2.740%	06/12/32	229,655	232,634
				2,174,362
Auto Loan - 6.4%
American Credit Acceptance Receivables Trust, Series 2016-3, Class B #	2.870%	08/12/22	100,000	101,248
California Republic Auto Receivables Trust, Series 2014-3, Class A4	1.790%	03/16/20	50,000	50,340
California Republic Auto Receivables Trust, Series 2015-4, Class C #	4.230%	09/15/22	100,000	105,172

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 26.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.4% (Continued)
CarFinance Capital LLC, Series 2014-2A, Class A #	1.440%	11/16/20	$117,979	$117,835
CPS Auto Trust, Series 2015-B, Class A #	1.650%	11/15/19	61,779	61,812
CPS Auto Trust, Series 2016-C, Class A #	1.620%	01/15/20	91,536	91,632
CPS Auto Trust, Series 2016-C, Class B #	2.480%	09/15/20	100,000	100,905
CPS Auto Trust, Series 2016-C, Class C #	3.270%	06/15/22	100,000	99,618
Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C #	3.760%	02/15/24	250,000	249,964
Flagship Credit Auto Trust, Series 2016-3, Class A2 #	2.050%	11/15/20	100,000	100,194
Flagship Credit Auto Trust, Series 2016-3, Class D #	3.890%	11/15/22	50,000	49,824
Ford Credit Auto Owner Trust, Series 2016-1, Class A #	2.310%	08/15/27	300,000	306,916
Go Financial Auto Securitization Trust, Series 2015-1, Class A #	1.810%	03/15/18	120,874	120,772
Prestige Auto Receivables Trust, Series 2015-1, Class D #	3.050%	04/15/21	100,000	100,350
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	200,000	200,308
United Auto Credit Securitization Trust, Series 2016-2, Class B #	2.200%	05/10/19	50,000	50,031
				1,906,921
Equipment - 1.0%
BCC Funding Corp., Series 2015-1, Class A2 #	2.224%	10/20/20	77,239	76,996
California Funding II Ltd., Series 2013-1A, Class A #	3.350%	03/27/28	65,000	63,436
CLI Funding LLC, Series 2014-1A, Class A #	3.290%	06/18/29	76,300	74,315
Global SC Finance SRL, Series 2014-1A, Class A2 #	3.090%	07/17/29	78,333	75,731
				290,478
Consumer - 3.6%
Avant Loans Funding Trust, Series 2016-B, Class A #	3.920%	08/15/19	97,085	97,583
Avant Loans Funding Trust, Series 2016-C, Class A #	2.960%	09/16/19	140,096	140,308

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 26.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 3.6% (Continued)
Citi Held For Asset Issuance, Series 2015-PM2, Class B #	4.000%	03/15/22	$100,000	$99,857
Marlette Funding Trust, Series 2016-1A, Class A #	3.060%	01/17/23	93,123	93,228
OneMain Financial Issuance Trust, Series 2016-2A, Class A #	4.100%	03/20/28	100,000	102,925
Purchasing Power Funding, Series 2015-A, Class A2 #	4.750%	12/15/19	250,000	250,234
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A #	3.090%	10/27/25	100,000	100,189
SpringCastle SPV, Series 2014-AA, Class C #	5.590%	10/25/33	100,000	100,380
Verizon Owner Trust, Series 2016-1A, Class A #	1.420%	01/20/21	100,000	100,226
				1,084,930

Total Asset-Backed Securities				$7,787,700

Corporate Bonds - 20.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3%
Bank of Montreal	1.350%	08/28/18	$75,000	$74,896
Bank of New York Mellon Corp. (The)	2.200%	08/16/23	100,000	99,733
Bank of Nova Scotia (b)	1.650%	06/14/19	65,000	65,110
Canadian Imperial Bank	1.600%	09/06/19	75,000	74,995
Capital One Financial Co.	3.750%	07/28/26	100,000	100,535
Citigroup, Inc.	3.300%	04/27/25	100,000	102,922
Citigroup, Inc. (b)	4.125%	07/25/28	100,000	102,071
Commonwealth Bank of Australia #	1.375%	09/06/18	75,000	74,916
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	82,780
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	99,639
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	101,280
JPMorgan Chase & Co.	4.250%	10/01/27	70,000	75,353
Morgan Stanley	3.700%	10/23/24	100,000	105,500
Morgan Stanley (b)	3.125%	07/27/26	100,000	100,997
Royal Bank of Canada (b)	1.500%	07/29/19	30,000	29,960
Synovus Financial Corp.	7.875%	02/15/19	25,000	27,688

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 20.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3% (Continued)
Toronto-Dominion Bank	1.450%	09/06/18	$50,000	$50,009
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,936
Wells Fargo & Co.	3.550%	09/29/25	100,000	105,606
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,981
				1,578,907
Capital Goods - 0.5%
General Electric Capital Corp.	6.750%	03/15/32	100,000	140,765

Communications - 2.0%
American Tower Corp.	2.250%	01/15/22	50,000	49,902
AT&T, Inc. (b)	4.500%	05/15/35	100,000	105,271
Charter Communications Operating LLC	6.834%	10/23/55	150,000	180,764
Comcast Corp.	6.950%	08/15/37	100,000	146,077
Verizon Communications, Inc.	5.050%	03/15/34	100,000	112,602
				594,616
Consumer - 0.9%
LendingClub Issuance Trust, Series 2016-NP1 #	6.500%	06/15/22	250,000	250,156

Consumer Cyclical - 1.5%
Actavis Funding SCS	4.550%	03/15/35	100,000	106,423
Anheuser-Busch InBev	4.700%	02/01/36	100,000	115,086
Ford Motor Co.	7.450%	07/16/31	75,000	99,278
General Motors Financial Co. (b)	3.200%	07/06/21	35,000	35,432
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	97,297
				453,516
Consumer Non-Cyclical - 0.7%
Kroger Co. (The)	2.650%	10/15/26	100,000	99,430
Thermo Fisher Scientific	2.950%	09/19/26	100,000	99,672
				199,102
Electric - 1.7%
DTE Energy Co.	2.850%	10/01/26	100,000	99,897
Entergy Corp.	2.950%	09/01/26	50,000	50,021
Nevada Power Co.	6.500%	08/01/18	100,000	109,190
NextEra Energy, Inc. #	1.649%	09/01/18	35,000	35,131
Public Service Electric	2.250%	09/15/26	100,000	99,725

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 20.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.7% (Continued)
Southwestern Electric Power	2.750%	10/01/26	$100,000	$99,920
				493,884
Energy - 1.0%
ConocoPhillips Co.	1.050%	12/15/17	100,000	99,308
Shell International Finance BV	6.375%	12/15/38	73,000	99,493
Valero Energy Corp.	3.400%	09/15/26	100,000	98,791
				297,592
Finance Companies - 0.8%
American Honda Finance	1.700%	09/09/21	100,000	99,322
Ares Capital Corp.	3.625%	01/19/22	50,000	50,372
BMW U.S. Capital LLC #	1.450%	09/13/19	25,000	25,010
Nissan Motor Acceptance #	1.550%	09/13/19	75,000	74,860
				249,564
Government Guaranteed - 1.7%
Aid-Tunisia	1.416%	08/05/21	500,000	502,328

Government Owned, No Guarantee - 0.5%
Tennessee Valley Authority	4.625%	09/15/60	125,000	158,937

Insurance - 1.4%
Berkshire Hathaway Financial	1.300%	08/15/19	50,000	50,081
Met Life Global Funding I #	1.350%	09/14/18	150,000	149,914
New York Life Global Funding #	2.350%	07/14/26	50,000	49,736
Pricoa Global Funding I #	1.450%	09/13/19	150,000	149,538
				399,269
REITS - 1.0%
Boston Properties LP	2.750%	10/01/26	50,000	49,000
Crown Castle International Corp.	2.250%	09/01/21	75,000	74,945
CubeSmart LP	3.125%	09/01/26	50,000	49,812
Realty Income Corp.	6.750%	08/15/19	30,000	34,104
Spirit Realty LP #	4.450%	09/15/26	100,000	99,398
				307,259
Technology - 1.0%
Cisco Systems, Inc.	1.850%	09/20/21	100,000	100,654
Microsoft Corp.	3.950%	08/08/56	200,000	202,572
				303,226

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 20.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.2%
U.S. Airways Pass Through Trust, Series 2011-1	7.125%	04/22/25	$54,369	$64,835

Total Corporate Bonds				$5,993,956

Registered Investment Companies - 3.5%			Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (a)			747,260	$747,260
State Street Navigator Securities Lending Prime Portfolio, 0.65% (a)			291,335	291,335
Total Registered Investment Companies				$1,038,595

Total Investment Securities - 100.4% (Cost $29,746,776)(c)				$29,821,619

Net Other Assets (Liabilities) - (0.4)%				(131,079)

Net Assets - 100.0%				$29,690,540

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $284,868.
(c)	Represents cost for financial reporting purposes.
#	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
American Credit Acceptance Receivables Trust, Series 2016-3, B	July-16	$99,985	$101,248	0.3%
American Homes 4 Rent, Series 2015-SFR1, A	July-16	131,058	133,843	0.5%
American Homes 4 Rent, Series 2014-SFR2, D	July-16	155,417	156,942	0.5%
American Homes 4 Rent, Series 2014-SFR2, D	August-16	544,761	553,441	1.9%
Avant Loans Funding Trust, Series 2016-C, A	August-16	140,092	140,308	0.5%
Avant Loans Funding Trust, Series 2016-B, A	August-16	97,602	97,583	0.3%

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Barclays Commercial Mortgage Securities, Series 2016-ETC, A	August-16	$102,970	$103,042	0.4%
BB-UBS Trust, Series 2012-SHOW, A	July-16	105,858	106,387	0.4%
BCC Funding Corp., Series 2015-1, A2	September-16	77,094	76,996	0.3%
BMW U.S. Capital LLC	September-16	24,969	25,010	0.1%
California Funding II Ltd., Series 2013-1A, A	September-16	63,470	63,436	0.2%
California Republic Auto Receivables Trust, Series 2015-4, C	July-16	99,803	105,172	0.4%
CAM Mortgage Trust, Series 2016-2, A1	September-16	99,885	100,080	0.3%
CarFinance Capital LLC, Series 2014-2A, A	July-16	117,536	117,835	0.4%
Citi Held For Asset Issuance, Series 2015-PM2, B	August-16	99,954	99,857	0.3%
CLI Funding LLC, Series 2014-1A, A	September-16	74,229	74,315	0.3%
Commercial Mortgage Trust, Series 2014-TWC, B	September-16	99,944	99,805	0.3%
Commercial Mortgage Trust, Series 2014-TWC, A	August-16	265,000	264,398	0.9%
Commonwealth Bank of Australia	August-16	74,886	74,916	0.3%
CPS Auto Trust, Series 2016-C, A	July-16	91,535	91,632	0.3%
CPS Auto Trust, Series 2015-B, A	July-16	61,808	61,812	0.2%
CPS Auto Trust, Series 2016-C, C	July-16	99,989	99,618	0.3%
CPS Auto Trust, Series 2016-C, B	July-16	99,991	100,905	0.3%
Credit Acceptance Auto Loan Trust, Series 2015-2A, C	August-16	251,192	249,964	0.8%
Earnest Student Loan Program LLC, Series 2016-C, A2	July-16	220,323	220,936	0.7%
FirstKey Lending Trust, Series 2015-SFR1, A	July-16	96,721	97,327	0.3%
Flagship Credit Auto Trust, Series 2016-3, D	August-16	49,987	49,824	0.2%
Flagship Credit Auto Trust, Series 2016-3, A2	August-16	99,993	100,194	0.3%
Ford Credit Auto Owner Trust, Series 2016-1, A	August-16	305,899	306,916	1.0%
Global SC Finance SRL, Series 2014-1A, A2	September-16	75,386	75,731	0.3%
Go Financial Auto Securitization Trust, Series 2015-1, A	September-16	120,744	120,772	0.4%
Green Tree Agency Advance Funding Trust, Series 2015-T2, DT2	September-16	100,538	100,504	0.3%
Hero Funding Trust, Series 2016-3B, B	September-16	99,978	99,978	0.3%

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

LendingClub Issuance Trust, Series 2016-NP1, B	July-16	$250,000	$250,156	0.8%
Marlette Funding Trust, Series 2016-1A, A	July-16	93,096	93,228	0.3%
Met Life Global Funding I	September-16	149,931	149,914	0.5%
Mill City Mortgage Trust, Series 2016-1, M1	August-16	150,487	150,488	0.5%
Nationstar HECM Loan Trust, Series 2016-3A, M1	August-16	100,000	100,000	0.3%
Nationstar HECM Loan Trust, Series 2016-3A, A	August-16	94,851	94,851	0.3%
New York Life Global Funding	July-16	49,969	49,736	0.2%
NextEra Energy, Inc.	August-16	35,084	35,131	0.1%
Nissan Motor Acceptance	September-16	74,993	74,860	0.3%
Ocwen Master Advance Receivables Trust, Series 2016-T1, DT1	August-16	100,000	99,844	0.3%
Ocwen Master Advance Receivables Trust, Series 2016-T1, AT1	August-16	100,000	99,984	0.3%
OnDeck Asset Securitization Trust, Series 2016-1A, A	September-16	100,699	100,699	0.3%
OneMain Financial Issuance Trust, Series 2016-2A, A	July-16	103,194	102,925	0.4%
Prestige Auto Receivables Trust, Series 2015-1, D	July-16	98,825	100,350	0.3%
Pricoa Global Funding I	September-16	149,987	149,538	0.5%
Progress Residential Trust, Series 2015-SFR3, D	July-16	103,413	105,292	0.4%
Progress Residential Trust, Series 2015-SFR3, A	July-16	220,786	220,164	0.7%
Progress Residential Trust, Series SFR1, A	July-16	100,000	101,087	0.3%
Purchasing Power Funding, Series 2015-A, A2	July-16	250,445	250,234	0.8%
Social Professional Loan Program, Series 2015-B, A2	August-16	243,344	246,401	0.8%
SoFi Consumer Loan Program Trust, Series 2016-2A, A	July-16	99,985	100,189	0.3%
Spirit Realty LP	August-16	99,379	99,398	0.3%
SpringCastle SPV, Series 2014-AA, C	August-16	100,467	100,380	0.3%
TAL Advantage LLC, Series 2014-1A, A	September-16	72,893	72,941	0.3%

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

United Auto Credit Securitization Trust, Series 2016-2, B	September-16	$49,999	$50,031	0.2%
Vericrest Opportunity Loan Transferee, Series 2016-NPL3, A1	July-16	88,954	89,001	0.3%
Vericrest Opportunity Loan Transferee, Series 2016-NP10, A1	September-16	100,000	100,000	0.3%
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, A1	July-16	99,441	99,506	0.3%
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, A1	August-16	39,666	39,685	0.1%
Vericrest Opportunity Loan Transferee, Series 2016-NPL9, A1	September-16	100,000	99,993	0.3%
Verizon Owner Trust, Series 2016-1A, A	July-16	99,984	100,226	0.3%
		$7,768,469	$7,796,959	26.3%
See accompanying notes to Schedule of Investments.

Diamond Hill Short Duration Total Return Fund
Schedule of Investments
September 30, 2016 (Unaudited)

U.S. Government Agency Obligations - 2.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury - 2.4%
U.S. Treasury Notes	0.750%	03/31/18	$600,000	$600,140
U.S. Treasury Notes	1.500%	08/31/18	1,000,000	1,013,438
U.S. Treasury Notes	1.125%	01/15/19	2,000,000	2,013,282
Total U.S. Government Agency Obligations				$3,626,860

Mortgage-Backed Securities - 18.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 1.5%
FNMA, Pool #FN AM6151	1.750%	04/01/19	966,041	$979,389
FNMA, Pool #FN AE0834	3.962%	01/01/21	317,061	344,980
FNMA, Pool #FN 464279	4.300%	07/01/21	992,779	1,061,899
				2,386,268
Agency MBS Pass-through - 2.7%
FHLMC, Pool #FG C91187	5.500%	06/01/28	66,923	75,039
FHLMC, Pool #FG Z40026	5.500%	01/01/33	820,087	933,541
FNMA, Pool #FN 725146	6.500%	07/01/19	123,957	128,695
FNMA, Pool #FN MA0844	4.500%	08/01/31	908,463	997,480
FNMA, Pool #FN MA0864	4.500%	10/01/31	1,014,445	1,114,050
FNMA, Pool #FN AE0349	6.000%	04/01/40	827,712	950,280
				4,199,085
Agency MBS CMO - 14.5%
FHLMC, Series 2720, Class PC	5.000%	12/15/23	65,869	71,749
FHLMC, Series 3946, Class SB (a)	6.225%	10/15/26	727,354	110,364

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 18.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 14.5% (Continued)
FHLMC, Series 3318, Class DB	6.000%	05/15/27	$1,165,598	$1,322,663
FHLMC, Series 2574, Class PE	5.500%	02/15/33	91,820	104,190
FHLMC, Series 2814, Class PH	6.000%	06/15/34	467,828	543,490
FHLMC, Series 3187, Class Z	5.000%	07/15/36	396,052	441,059
FHLMC, Series 4316, Class DA	3.000%	02/15/39	1,015,738	1,043,852
FHLMC, Series 4119, Class LB	1.750%	06/15/39	550,794	559,280
FHLMC, Series 3903, Class QC	2.250%	03/15/41	632,072	646,645
FHLMC, Pool #FG G60257	5.500%	06/01/41	1,690,173	1,912,624
FHLMC, Series 3874, Class KI	4.500%	08/15/25	3,593,380	292,514
FHLMC, Series 4518, Class CI	3.500%	06/15/42	3,814,280	409,306
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	92,417	103,593
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	475,575	488,152
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	446,446	515,770
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	166,614	189,593
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	299,786	342,715
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	197,911	223,425
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	543,921	587,543
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	761,524	775,248
FNMA, Series 2010-50, Class ZA	4.500%	05/25/40	400,211	445,939
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	1,180,438	1,324,633
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	1,344,557	119,991
FNMA, Series 348, Class 11	6.000%	01/25/34	1,717,026	393,340
FNMA, Series 2010-44, Class CS (a)	6.025%	05/25/40	2,257,883	289,882
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	1,521,976	145,031
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	2,604,306	356,475
GNMA, Series 2011-71, Class ZC	5.500%	07/16/34	1,215,732	1,404,917
GNMA, Series 2007-6, Class LE	5.500%	02/20/37	898,325	992,752
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	95,612	98,854
GNMA, Series 2011-166, Class LB	4.000%	05/16/40	1,909,819	1,988,160
GNMA, Series 2013-H04, Class BA	1.650%	02/20/63	2,763,132	2,758,371
GNMA, Series 2013-H07, Class JA	1.750%	03/20/63	922,065	927,497
GNMA, Series 2016-H11, Class FD (a)	0.893%	05/20/66	149,823	150,017
GNMA, Series 2005-47, Class SX (a)	5.318%	05/20/34	3,482,460	79,318
				22,158,952

Total Mortgage-Backed Securities				$28,744,305

Asset-Backed Securities - 58.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.6%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 #	2.680%	07/25/35	$861,887	$859,196

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 8.5%
CAM Mortgage Trust, Series 2016-2, Class A1 #	3.250%	06/15/57	$1,900,000	$1,901,520
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.634%	08/25/34	31,159	31,165
COLT Funding LLC, Series 2016-2, Class M1 #	5.500%	09/25/46	750,000	754,002
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (a)	2.934%	04/25/35	421,420	421,500
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1	4.750%	06/25/19	8,680	8,721
MLCC Mortgage Investors, Inc., Series 2004-C, Class B1 (a)	1.259%	07/25/29	1,338,734	1,148,665
Sequoia Mortgage Trust, Series 2003-1, Class 1A (a)	1.291%	04/20/33	312,676	293,567
Vericrest Opportunity Loan Transferee, Series 2016-NPL3, Class A1 #	4.250%	03/26/46	1,670,972	1,691,011
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A1 #	3.500%	07/25/46	99,441	99,506
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A2 #	6.125%	07/25/46	100,000	98,429
Vericrest Opportunity Loan Transferee, Series 2016-NP10, Class A1 #	3.500%	09/25/46	900,000	900,000
Vericrest Opportunity Loan Transferee, Series 2016-NPL9, Class A1 #	3.500%	09/25/46	1,900,000	1,899,872
Vericrest Opportunity Loan Transferee, Series 2015-NPL7, Class A1 #	3.250%	02/25/55	2,129,920	2,123,457
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, Class A1 #	3.500%	02/25/55	198,332	198,425
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	2.919%	09/25/33	452,677	450,598
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A2 (a)	2.929%	06/01/35	299,763	308,050
Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A1 (a)	2.929%	06/25/35	679,462	703,237
				13,031,725

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 0.3%
NCUA Guaranteed Notes, Series 2010-R3, Class 1A (a)	1.053%	12/08/20	$216,406	$216,781
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	193,706	225,102
				441,883
ABS-Other - 11.3%
Gold Key Resorts LLC, Series 2014-A, Class A #	3.220%	03/17/31	497,534	499,064
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class CT1 #	3.614%	10/15/48	1,000,000	999,952
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class DT1 #	4.057%	10/15/48	1,500,000	1,499,992
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class DT2 #	4.669%	10/15/48	1,756,000	1,764,849
Hero Funding Trust, Series 2016-3B, Class B #	5.240%	09/20/42	900,000	899,802
Nationstar HECM Loan Trust, Series 2016-3A, Class A #	2.012%	08/25/26	853,657	853,657
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 #	3.147%	08/25/26	900,000	900,000
Nationstar HECM Loan Trust, Series 2016-3A, Class M2 #	5.682%	08/25/26	350,000	352,065
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class DT3 #	4.687%	11/15/47	800,000	801,202
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 #	2.520%	08/17/48	2,000,000	1,999,673
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 #	4.246%	08/17/48	1,900,000	1,897,031
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 #	4.445%	08/16/49	1,000,000	997,187
OnDeck Asset Securitization Trust, Series 2016-1A, Class A #	4.210%	05/17/20	706,000	710,935
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class CT3 #	3.910%	07/15/47	809,000	810,836
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class DT3 #	4.430%	07/15/47	855,000	855,969
TAL Advantage LLC, Series 2014-1A, Class A #	3.510%	02/22/39	1,576,042	1,549,999
				17,392,213

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 19.0%
Avant Loans Funding Trust, Series 2016-B, Class A #	3.920%	08/15/19	$1,844,622	$1,854,078
Avant Loans Funding Trust, Series 2016-C, Class A #	2.960%	09/16/19	793,876	795,077
Citi Held For Asset Issuance, Series 2015-PM1, Class A #	1.850%	12/15/21	137,536	137,416
Citi Held For Asset Issuance, Series 2015-PM1, Class B #	2.930%	12/15/21	1,945,000	1,937,908
Citi Held For Asset Issuance, Series 2015-PM2, Class B #	4.000%	03/15/22	3,900,000	3,894,425
Citi Held For Asset Issuance, Series 2016-PM1, Class B #	7.670%	04/15/25	2,000,000	2,117,268
Conn Funding II LP, Series 2016-B, Class A #	3.730%	10/15/18	1,000,000	999,955
Consumer Installment Loan Trust, Series 2016-LD1, Class A #	3.960%	07/15/22	1,923,358	1,932,601
LendingClub Issuance Trust, Series 2016-NP1, Class A #	3.750%	06/15/22	1,355,118	1,359,352
Marlette Funding Trust, Series 2016-1A, Class A #	3.060%	01/17/23	93,123	93,228
Marlette Funding Trust, Series 2016-1A, Class B #	4.780%	01/17/23	100,000	100,079
OneMain Financial Issuance Trust, Series 2014-2A, Class B #	3.020%	09/18/24	840,000	838,759
OneMain Financial Issuance Trust, Series 2016-2A, Class B #	5.940%	03/20/28	2,000,000	2,098,625
OneMain Financial Issuance Trust, Series 2016-1A, Class A #	3.660%	02/20/29	115,000	117,912
OneMain Financial Issuance Trust, Series 2015-1A, Class A #	3.190%	03/18/26	425,000	429,315
Progreso Receivables Funding LLC, Series 2015-B, Class A #	3.000%	07/28/20	5,053,000	5,039,962
Purchasing Power Funding, Series 2015-A, Class A2 #	4.750%	12/15/19	250,000	250,234
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A #	3.090%	10/27/25	1,500,000	1,502,842
SpringCastle SPV, Series 2014-AA, Class C #	5.590%	10/25/33	2,900,000	2,911,024

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 19.0% (Continued)
Springfield Funding Trust, Series 15-AA, Class A	3.160%	11/15/24	$465,000	$470,790
Springfield Funding Trust, Series 15-AA, Class B #	3.620%	11/15/24	135,000	136,188
Verizon Owner Trust, Series 2016-1A, Class A #	1.420%	01/20/21	100,000	100,226
				29,117,264
Auto Loan - 13.6%
American Credit Acceptance Receivables Trust, Series 2014-4, Class C #	4.250%	10/12/20	1,000,000	1,017,727
American Credit Acceptance Receivables Trust, Series 2016-3, Class B #	2.870%	08/12/22	900,000	911,236
American Credit Acceptance Receivables Trust, Series 2016-3, Class C #	4.260%	08/12/22	246,000	247,545
California Republic Auto Receivables Trust, Series 2014-2, Class A4	1.570%	04/15/18	52,000	52,160
California Republic Auto Receivables Trust, Series 2013-2, Class A2	1.230%	03/15/19	28,824	28,847
California Republic Auto Receivables Trust, Series 2015-4, Class C #	4.230%	09/15/22	85,000	89,396
CPS Auto Trust, Series 2016-C, Class A #	1.620%	01/15/20	91,536	91,632
CPS Auto Trust, Series 2016-C, Class B #	2.480%	09/15/20	100,000	100,905
CPS Auto Trust, Series 2014-D, Class C #	4.350%	11/16/20	155,000	157,001
CPS Auto Trust, Series 2016-C, Class C #	3.270%	06/15/22	100,000	99,618
Drive Auto Receivables Trust, Series 2015-BA, Class C #	2.760%	07/15/21	520,000	524,327
DT Auto Owner Trust, Series 2016-1A, Class B #	2.790%	05/15/20	1,221,000	1,232,550
Exeter Automobile Receivables Trust, Series 2014-3A, Class B #	2.770%	11/15/19	1,275,000	1,284,661
Exeter Automobile Receivables Trust, Series 2013-2A, Class D #	6.810%	08/17/20	3,100,000	3,203,915
Flagship Credit Auto Trust, Series 2016-3, Class A2 #	2.050%	11/15/20	1,000,000	1,001,936
Flagship Credit Auto Trust, Series 2016-3, Class D #	3.890%	11/15/22	450,000	448,419

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 13.6% (Continued)
Flagship Credit Auto Trust, Series 2016-3, Class E #	6.250%	10/15/23	$350,000	$348,804
GLS Auto Receivables Trust, Series 2015-1A, Class A #	2.250%	12/15/20	619,036	619,176
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	3.160%	05/20/20	1,000,000	1,000,886
GO Financial Auto Securitization Trust, Series 2015-2, Class B #	4.800%	08/17/20	695,000	709,431
Honda Auto Receivables Owner Trust, Series 2016-3, Class A2	1.010%	10/18/18	1,000,000	1,000,145
MMCA Automobile Trust, Series 2014-A, Class B #	1.920%	12/16/19	2,570,000	2,585,753
Navistar Financial Dealer Master Trust, Series 2016-1, Class D #(a)	4.046%	09/27/21	570,000	573,516
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3	1.180%	01/15/21	1,000,000	1,000,078
Prestige Auto Receivables Trust, Series 2015-1, Class D #	3.050%	04/15/21	100,000	100,350
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	65,000	65,100
United Auto Credit Securitization Trust, Series 2016-2, Class A #	1.670%	09/10/18	500,000	500,144
United Auto Credit Securitization Trust, Series 2016-2, Class B #	2.200%	05/10/19	950,000	950,598
United Auto Credit Securitization Trust, Series 2016-2, Class D #	3.580%	12/10/21	500,000	500,372
United Auto Credit Securitization Trust, Series 2016-2, Class E #	5.500%	01/10/23	500,000	500,525
				20,946,753
Non Agency CMBS - 1.7%
B2R Mortgage Trust, Series 2015-2, Class A #	3.336%	11/15/48	97,910	100,490
Colony American Homes, Inc., Series 2015-1A, Class A #(a)	1.682%	07/17/32	313,842	314,430
Commercial Mortgage Trust, Series 2014-TWC, Class B #(a)	2.119%	02/13/32	1,040,000	1,037,976

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 58.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 1.7% (Continued)
FirstKey Lending Trust, Series 2015-SFR1, Class A #	2.553%	03/09/47	$575,656	$579,098
Morgan Stanley REMIC Trust, Series 2012-XA, Class A #	2.000%	07/27/49	61,820	61,550
Progress Residential Trust, Series 2016-SFR1, Class B #(a)	2.530%	09/17/18	100,000	101,185
Progress Residential Trust, Series 2015-SFR3, Class A #	3.067%	11/12/32	99,781	102,402
Progress Residential Trust, Series 2015-SFR3, Class D #	4.673%	11/12/32	135,000	142,145
Progress Residential Trust, Series 2016-SFR1, Class C #(a)	3.030%	09/17/18	100,000	101,400
				2,540,676
Equipment - 3.5%
Axis Equipment Finance Receivables Trust, Series 2015-1A, Class A2 #	1.900%	03/20/20	394,566	395,339
BCC Funding Corp., Series 2015-1, Class A2 #	2.224%	10/20/20	667,341	665,243
BCC Funding Corp., Series 2016-1, Class E #	6.000%	11/21/22	1,000,000	927,492
California Funding II Ltd., Series 2013-1A, Class A #	3.350%	03/27/28	1,235,000	1,205,290
CLI Funding LLC, Series 2014-1A, Class A #	3.290%	06/18/29	686,704	668,837
Global SC Finance SRL, Series 2014-1A, Class A2 #	3.090%	07/17/29	1,554,917	1,503,267
				5,365,468

Total Asset-Backed Securities				$89,695,178

Corporate Bonds - 17.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.7%
Banc of America Corp.	6.100%	06/15/17	$790,000	$815,482
Bank of America Corp.	6.875%	04/25/18	140,000	150,973
Bank of Montreal	1.350%	08/28/18	425,000	424,411
Bank of Nova Scotia (b)	1.650%	06/14/19	35,000	35,059
Canadian Imperial Bank	1.600%	09/06/19	425,000	424,970
Capital One North America	1.850%	09/13/19	500,000	499,931

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.7% (Continued)
Citigroup, Inc. (b)	2.350%	08/02/21	$500,000	$500,898
Commonwealth Bank of Australia #	1.375%	09/06/18	425,000	424,525
Cooperatieve Rabobank UA/NY	1.375%	08/09/19	300,000	298,586
Danske Bank A/S #	1.650%	09/06/19	500,000	499,310
Fifth Third Bank (a)	1.442%	09/27/19	500,000	500,401
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	50,640
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,019,686
Key Banc NA	1.600%	08/22/19	750,000	750,007
Mizuho Financial Group	2.273%	09/13/21	500,000	498,382
Morgan Stanley	2.650%	01/27/20	381,000	389,350
Murray Street Investment Trust I	4.647%	03/09/17	1,000,000	1,010,110
Nordea Bank AB #(a)	1.476%	09/30/19	250,000	250,146
PNC Bank NA	1.125%	01/27/17	575,000	575,034
PNC Bank NA	1.450%	07/29/19	350,000	349,991
Royal Bank of Canada (b)	1.500%	07/29/19	220,000	219,707
Skandinaviska Enskilda Banken AB	1.450%	09/13/19	500,000	497,446
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	498,327
Synovus Financial Corp.	7.875%	02/15/19	175,000	193,813
Toronto-Dominion Bank	1.450%	09/06/18	450,000	450,080
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,957
Westpac Banking Corp.	1.600%	08/19/19	425,000	424,895
				11,772,117
Capital Goods - 0.0% (c)
Casella Waste Systems, Inc.	7.750%	02/15/19	45,000	45,900

Communications - 0.3%
American Tower Corp.	2.250%	01/15/22	250,000	249,510
Deutsche Telekom International Finance #	1.500%	09/19/19	200,000	199,591
				449,101
Consumer - 0.5%
LendingClub Issuance Trust, Series 2016-NP1 #	6.500%	06/15/22	835,000	835,522

Consumer Cyclical - 1.6%
CCM Merger, Inc. #	9.125%	05/01/19	120,000	125,400
Daimler Finance NA LLC #	1.125%	03/10/17	850,000	850,058

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.6% (Continued)
Ford Motor Credit Co. LLC	1.724%	12/06/17	$750,000	$750,688
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	498,746
General Motors Financial Co.	3.200%	07/06/21	25,000	25,309
Isle of Capri Casinos, Inc.	8.875%	06/15/20	50,000	52,875
Live Nation Entertainment #	7.000%	09/01/20	100,000	103,750
				2,406,826
Electric - 1.6%
Appalachian Power Co.	5.000%	06/01/17	1,097,000	1,124,117
Nevada Power Co.	6.500%	08/01/18	1,000,000	1,091,895
NextEra Energy, Inc. #	1.649%	09/01/18	215,000	215,806
				2,431,818
Energy - 1.2%
ConocoPhillips Co.	1.050%	12/15/17	800,000	794,462
Shell International Finance	1.375%	09/12/19	500,000	498,482
Sinopec Group Overseas Development Ltd. #	1.750%	09/29/19	500,000	497,301
				1,790,245
Finance Companies - 1.1%
American Honda Finance	1.700%	09/09/21	650,000	645,596
Ares Capital Corp.	3.625%	01/19/22	200,000	201,489
BMW U.S. Capital LLC #	1.450%	09/13/19	225,000	225,090
IBCIL Finance Co. Ltd #	2.125%	09/29/19	200,000	199,830
Nissan Motor Acceptance #	1.550%	09/13/19	425,000	424,207
				1,696,212
Insurance - 1.0%
Berkshire Hathaway Financial	1.300%	08/15/19	350,000	350,565
Met Life Global Funding I #	1.350%	09/14/18	850,000	849,510
Pricoa Global Funding I #	1.450%	09/13/19	350,000	348,922
				1,548,997
Non Agency MBS CMO - 0.8%
CAM Mortgage Trust, Series 2016-2 #	5.000%	06/15/57	400,000	393,080
Vericrest Opportunity Loan Transferee, Series 2016-NP10 #	5.875%	09/25/46	926,000	926,000
				1,319,080
REITS - 0.4%
Crown Castle International Corp.	2.250%	09/01/21	425,000	424,688

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.4% (Continued)
Realty Income Corp.	6.750%	08/15/19	$150,000	$170,522
				595,210
Technology - 1.0%
Activision Blizzard, Inc. #	5.625%	09/15/21	100,000	104,340
Cisco Systems, Inc.	1.850%	09/20/21	900,000	905,889
Microsoft Corp.	1.100%	08/08/19	500,000	498,368
				1,508,597
Transportation - 0.2%
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	166,033	173,712
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	90,666	94,292
				268,004

Total Corporate Bonds				$26,667,629

Registered Investment Companies - 6.3%			Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40% (a)			9,141,293	$9,141,293
State Street Navigator Securities Lending Prime Portfolio, 0.65% (a)			591,863	591,863
Total Registered Investment Companies				$9,733,156

Total Investment Securities - 103.3% (Cost $158,105,380)(d)				$158,467,128

Net Other Assets (Liabilities) - (3.3)%				(5,075,071)

Net Assets - 100.0%				$153,392,057

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $579,128.
(c)	Percentage rounds to less than 0.1%.
(d)	Represents cost for financial reporting purposes.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-16	$104,529	$104,340	0.1%
American Airlines Pass-Through Trust, Series 2013-1, Class B	August-16	172,940	173,712	0.1%
American Credit Acceptance Receivables Trust, Series 2016-3, C	July-16	245,963	247,545	0.2%
American Credit Acceptance Receivables Trust, Series 2016-3, B	July-16	899,861	911,236	0.6%
American Credit Acceptance Receivables Trust, Series 2014-4, C	July-16	1,014,759	1,017,727	0.7%
Avant Loans Funding Trust, Series 2016-C, A	August-16	793,853	795,077	0.5%
Avant Loans Funding Trust, Series 2016-B, A	August-16	1,854,429	1,854,078	1.2%
Axis Equipment Finance Receivables Trust, Series 2015-1A, A2	September-16	393,217	395,339	0.3%
B2R Mortgage Trust, Series 2015-2, A	July-16	100,653	100,490	0.1%
BCC Funding Corp., Series 2015-1, A2	September-16	666,096	665,243	0.4%
BCC Funding Corp., Series 2016-1, E	September-16	927,132	927,492	0.6%
BMW U.S. Capital LLC	September-16	224,722	225,090	0.2%
California Funding II Ltd., Series 2013-1A, A	September-16	1,205,934	1,205,290	0.8%
California Republic Auto Receivables Trust, Series 2015-4, C	July-16	84,833	89,396	0.1%
CAM Mortgage Trust, Series 2016-2, A1	September-16	1,897,806	1,901,520	1.2%
CAM Mortgage Trust, Series 2016-2, A2	September-16	393,088	393,080	0.3%
CCM Merger, Inc.	September-16	126,014	125,400	0.1%
Citi Held For Asset Issuance, Series 2016-PM1, B	August-16	2,118,047	2,117,268	1.4%
Citi Held For Asset Issuance, Series 2015-PM2, B	August-16	3,898,198	3,894,425	2.5%
Citi Held For Asset Issuance, Series 2015-PM1, B	September-16	1,937,129	1,937,908	1.3%
Citi Held For Asset Issuance, Series 2015-PM1, A	July-16	137,300	137,416	0.1%
CLI Funding LLC, Series 2014-1A, A	September-16	668,057	668,837	0.4%

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Colony American Homes, Inc., Series 2015-1A, A	August-16	$313,497	$314,430	0.2%
COLT Funding LLC, Series 2016-2, M1	September-16	754,574	754,002	0.5%
Commercial Mortgage Trust, Series 2014-TWC, B	September-16	1,039,418	1,037,976	0.7%
Commonwealth Bank of Australia	August-16	424,354	424,525	0.3%
Conn Funding II LP, Series 2016-B, A	September-16	999,955	999,955	0.7%
Consumer Installment Loan Trust, Series 2016-LD1, A	August-16	1,923,209	1,932,601	1.3%
CPS Auto Trust, Series 2016-C, C	July-16	99,989	99,618	0.1%
CPS Auto Trust, Series 2016-C, B	July-16	99,991	100,905	0.1%
CPS Auto Trust, Series 2016-C, A	July-16	91,535	91,632	0.1%
CPS Auto Trust, Series 2014-D, C	September-16	156,943	157,001	0.1%
Daimler Finance NA LLC	August-16	850,000	850,058	0.6%
Danske Bank A/S	August-16	499,371	499,310	0.3%
Deutsche Telekom International Finance	September-16	199,816	199,591	0.1%
Drive Auto Receivables Trust, Series 2015-BA, C	September-16	523,948	524,327	0.3%
DT Auto Owner Trust, Series 2016-1A, B	September-16	1,232,190	1,232,550	0.8%
Earnest Student Loan Program LLC, Series 2016-C, A2	July-16	856,812	859,196	0.6%
Exeter Automobile Receivables Trust, Series 2013-2A, D	September-16	3,205,699	3,203,915	2.1%
Exeter Automobile Receivables Trust, Series 2014-3A, B	August-16	1,284,786	1,284,661	0.8%
FirstKey Lending Trust, Series 2015-SFR1, A	July-16	575,662	579,098	0.4%
Flagship Credit Auto Trust, Series 2016-3, E	August-16	349,975	348,804	0.2%
Flagship Credit Auto Trust, Series 2016-3, D	August-16	449,884	448,419	0.3%
Flagship Credit Auto Trust, Series 2016-3, A2	August-16	999,927	1,001,936	0.7%
Global SC Finance SRL, Series 2014-1A, A2	September-16	1,496,414	1,503,267	1.0%
GLS Auto Receivables Trust, Series 2015-1A, A	September-16	618,988	619,176	0.4%
GO Financial Auto Securitization Trust, Series 2015-2, B	September-16	700,632	709,431	0.5%
Gold Key Resorts LLC, Series 2014-A, A	September-16	492,872	499,064	0.3%
Green Tree Agency Advance Funding Trust, Series 2016-T1, DT1	September-16	1,499,992	1,499,992	1.0%

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Green Tree Agency Advance Funding Trust, Series 2016-T1, CT1	September-16	$999,995	$999,952	0.7%
Green Tree Agency Advance Funding Trust, Series 2015-T2, DT2	July-16	1,765,406	1,764,849	1.2%
Hero Funding Trust, Series 2016-3B, B	September-16	899,803	899,802	0.6%
IBCIL Finance Co. Ltd	September-16	199,389	199,830	0.1%
LendingClub Issuance Trust, Series 2016-NP1, B	July-16	840,119	835,522	0.5%
LendingClub Issuance Trust, Series 2016-NP1, A	July-16	1,357,891	1,359,352	0.9%
Live Nation Entertainment	August-16	103,872	103,750	0.1%
Marlette Funding Trust, Series 2016-1A, B	July-16	99,954	100,079	0.1%
Marlette Funding Trust, Series 2016-1A, A	July-16	93,096	93,228	0.1%
Met Life Global Funding I	September-16	849,608	849,510	0.6%
MMCA Automobile Trust, Series 2014-A, B	August-16	2,576,964	2,585,753	1.7%
Morgan Stanley REMIC Trust, Series 2012-XA, A	July-16	57,891	61,550	0.0%
Nationstar HECM Loan Trust, Series 2016-3A, M2	August-16	350,001	352,065	0.2%
Nationstar HECM Loan Trust, Series 2016-3A, M1	August-16	900,000	900,000	0.6%
Nationstar HECM Loan Trust, Series 2016-3A, A	August-16	853,656	853,657	0.6%
Navistar Financial Dealer Master Trust, Series 2016-1, D	September-16	570,000	573,516	0.4%
NextEra Energy, Inc.	August-16	215,514	215,806	0.1%
Nissan Motor Acceptance	September-16	424,961	424,207	0.3%
Nordea Bank AB	September-16	250,000	250,146	0.2%
Ocwen Master Advance Receivables Trust, Series 2016-T1, DT1	August-16	1,899,997	1,897,031	1.2%
Ocwen Master Advance Receivables Trust, Series 2016-T2, DT2	August-16	999,998	997,187	0.7%
Ocwen Master Advance Receivables Trust, Series 2015-T3, DT3	September-16	806,500	801,202	0.5%
Ocwen Master Advance Receivables Trust, Series 2016-T1, AT1	August-16	1,999,999	1,999,673	1.3%
OnDeck Asset Securitization Trust, Series 2016-1A, A	September-16	710,933	710,935	0.5%

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

OneMain Financial Issuance Trust, Series 2016-2A, B	July-16	$2,089,714	$2,098,625	1.4%
OneMain Financial Issuance Trust, Series 2016-1A, A	July-16	118,047	117,912	0.1%
OneMain Financial Issuance Trust, Series 2014-2A, B	August-16	838,061	838,759	0.6%
OneMain Financial Issuance Trust, Series 2015-1A, A	August-16	427,104	429,315	0.3%
Prestige Auto Receivables Trust, Series 2015-1, D	July-16	98,825	100,350	0.1%
Pricoa Global Funding I	September-16	349,969	348,922	0.2%
Progreso Receivables Funding LLC, Series 2015-B, A	August-16	5,036,306	5,039,962	3.3%
Progress Residential Trust, Series 2016-SFR1, B	July-16	100,000	101,185	0.1%
Progress Residential Trust, Series 2015-SFR3, D	July-16	139,717	142,145	0.1%
Progress Residential Trust, Series 2015-SFR3, A	July-16	102,691	102,402	0.1%
Progress Residential Trust, Series 2016-SFR1, C	July-16	100,000	101,400	0.1%
Purchasing Power Funding, Series 2015-A, A2	July-16	250,445	250,234	0.2%
Sinopec Group Overseas Development Ltd.	September-16	498,058	497,301	0.3%
SoFi Consumer Loan Program Trust, Series 2016-2A, A	July-16	1,499,778	1,502,842	1.0%
SpringCastle SPV, Series 2014-AA, C	August-16	2,913,531	2,911,024	1.9%
Springfield Funding Trust, Series 15-AA, B	July-16	132,477	136,188	0.1%
SPS Servicer Advance Receivables Trust, Series 2015-T3, CT3	September-16	810,865	810,836	0.5%
SPS Servicer Advance Receivables Trust, Series 2015-T3, DT3	September-16	857,663	855,969	0.6%
TAL Advantage LLC, Series 2014-1A, A	September-16	1,548,971	1,549,999	1.0%
United Auto Credit Securitization Trust, Series 2016-2, D	September-16	499,920	500,372	0.3%
United Auto Credit Securitization Trust, Series 2016-2, E	September-16	499,887	500,525	0.3%

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

United Auto Credit Securitization Trust, Series 2016-2, A	September-16	$499,993	$500,144	0.3%
United Auto Credit Securitization Trust, Series 2016-2, B	September-16	949,986	950,598	0.6%
Vericrest Opportunity Loan Transferee, Series 2016-NPL3, A1	July-16	1,690,134	1,691,011	1.1%
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, A2	July-16	98,035	98,429	0.1%
Vericrest Opportunity Loan Transferee, Series 2016-NP10, A2	September-16	906,456	926,000	0.6%
Vericrest Opportunity Loan Transferee, Series 2016-NP10, A1	September-16	900,000	900,000	0.6%
Vericrest Opportunity Loan Transferee, Series 2015-NPL7, A1	August-16	2,127,926	2,123,457	1.4%
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, A1	August-16	198,332	198,425	0.1%
Vericrest Opportunity Loan Transferee, Series 2016-NPL9, A1	September-16	1,900,000	1,899,872	1.2%
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, A1	July-16	99,441	99,506	0.1%
Verizon Owner Trust, Series 2016-1A, A	July-16	99,984	100,226	0.1%
		$89,812,856	$89,915,886	58.7%

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Collateralized Debt Obligations - 0.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding IV, Class PNN (a) ##		03/23/35	$621,631	$235,760
Alesco Preferred Funding Ltd., Class PPNE (a) ##		03/23/35	336,608	123,394
Fort Sheridan ABS CDO Ltd., Class PPN2 (a) ##		11/05/41	611,948	279,048
Taberna Preferred Funding Ltd., Class PPN2 (a) ##		07/05/35	1,175,564	445,292
Total Collateralized Debt Obligations				$1,083,494

Corporate Bonds - 90.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.0%
Popular, Inc.	7.000%	07/01/19	$22,411,000	$23,083,330
Synovus Financial Corp.	5.125%	06/15/17	1,006,000	1,021,090
Synovus Financial Corp.	7.875%	02/15/19	9,277,000	10,274,278
				34,378,698
Basic Industry - 6.4%
Axalta Coating Systems Dutch Holding (b) #	4.875%	08/15/24	4,700,000	4,814,563
Cemex Finance LLC (b) #	9.375%	10/12/22	2,500,000	2,743,750
Century Communities, Inc.	6.875%	05/15/22	9,085,000	9,175,850
GCP Applied Technologies, Inc. #	9.500%	02/01/23	3,150,000	3,583,125
NCI Building Systems, Inc. #	8.250%	01/15/23	2,336,000	2,540,400
Summit Materials LLC #	8.500%	04/15/22	7,900,000	8,611,000
				31,468,688
Energy - 5.6%
Carrizo Oil And Gas, Inc.	7.500%	09/15/20	1,735,000	1,795,725
Cimarex Energy Co.	5.875%	05/01/22	1,302,000	1,363,445
Diamondback Energy, Inc. (b)	7.625%	10/01/21	5,876,000	6,228,560
Energen Corp.	4.625%	09/01/21	780,000	768,300
Energen Corp.	7.125%	02/15/28	2,450,000	2,382,625
McDermott International, Inc. #	8.000%	05/01/21	6,269,000	5,932,041
Oceaneering International, Inc. (b)	4.650%	11/15/24	9,097,000	9,162,453
				27,633,149
Financial Services - 12.1%
MGIC Investment Corp.	5.750%	08/15/23	15,073,000	15,675,919
Nationstar Mortgage/Capital Corp. (b)	9.625%	05/01/19	8,734,000	9,148,865
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	16,227,000	15,902,459
Navient Corp.	7.250%	01/25/22	4,125,000	4,207,500
Quicken Loans, Inc. #	5.750%	05/01/25	6,846,000	6,794,655

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Corporate Bonds - 90.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 12.1% (Continued)
Springleaf Finance Corp.	8.250%	12/15/20	$1,035,000	$1,135,913
Springleaf Finance Corp. (b)	7.750%	10/01/21	6,282,000	6,588,248
				59,453,559
Health Care - 8.8%
BioScrip, Inc.	8.875%	02/15/21	9,590,000	8,966,650
Centene Escrow Corp.	6.125%	02/15/24	2,500,000	2,712,500
Greatbatch Ltd. #	9.125%	11/01/23	3,696,000	3,622,080
HCA Holdings, Inc.	7.500%	11/06/33	1,060,000	1,148,775
HCA Holdings, Inc.	7.750%	07/15/36	2,248,000	2,436,270
Horizon Pharma plc (b)	6.625%	05/01/23	5,624,000	5,300,620
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	9,525,000	9,525,000
Valeant Pharmaceuticals International, Inc. #	6.375%	10/15/20	10,415,000	9,764,062
				43,475,957
Industrials - 1.2%
SPX FLOW, Inc. #	5.625%	08/15/24	5,575,000	5,658,625

Insurance - 3.3%
HUB International Ltd #	9.250%	02/15/21	3,877,000	4,034,019
Radian Group, Inc.	5.250%	06/15/20	6,517,000	6,891,727
USI, Inc. of New York #	7.750%	01/15/21	5,025,000	5,100,375
				16,026,121
Leisure - 6.4%
CCA Club Operations Holdings LLC #	8.250%	12/15/23	1,455,000	1,564,125
CCM Merger, Inc. #	9.125%	05/01/19	6,367,000	6,653,515
Isle of Capri Casinos, Inc.	8.875%	06/15/20	5,680,000	6,006,600
Live Nation Entertainment #	7.000%	09/01/20	6,984,000	7,245,900
Rivers Pittsburgh Borrower LP/Finance #	6.125%	08/15/21	7,086,000	7,316,295
Station Casinos LLC	7.500%	03/01/21	2,397,000	2,535,115
				31,321,550
Media - 7.9%
Activision Blizzard, Inc. #	5.625%	09/15/21	2,364,000	2,466,600
Altice SA (b) #	7.750%	05/15/22	5,300,000	5,657,750
Cimpress NV #	7.000%	04/01/22	14,694,000	15,318,495
Liberty Interactive LLC	8.250%	02/01/30	5,030,000	5,407,250
Quad Graphics, Inc.	7.000%	05/01/22	3,120,000	2,995,200

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 90.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Media - 7.9% (Continued)
Radio One, Inc. #	7.375%	04/15/22	$6,995,000	$7,029,975
				38,875,270
Real Estate - 3.8%
Crescent Communities, Inc. #	8.875%	10/15/21	2,425,000	2,455,313
iStar Financial, Inc.	4.875%	07/01/18	4,725,000	4,748,625
iStar Financial, Inc.	5.000%	07/01/19	3,280,000	3,271,406
Kennedy Wilson, Inc.	5.875%	04/01/24	7,950,000	8,009,625
				18,484,969
Retail - 5.5%
Fresh Market, Inc. (The) (b) #	9.750%	05/01/23	3,810,000	3,400,425
Rent-A-Center, Inc.	4.750%	05/01/21	13,918,000	11,760,710
Tesco plc #	6.150%	11/15/37	12,072,000	12,036,520
				27,197,655
Services - 4.2%
Ashtead Capital, Inc. #	6.500%	07/15/22	1,970,000	2,070,963
Casella Waste Systems, Inc.	7.750%	02/15/19	9,883,000	10,080,660
GEO Group, Inc. (The)	5.125%	04/01/23	4,196,000	3,566,600
Laureate Education, Inc. (b) #	10.000%	09/01/19	5,125,000	4,914,875
				20,633,098
Technology & Electronics - 4.1%
Bankrate, Inc. #	6.125%	08/15/18	9,998,000	10,097,980
Diebold, Inc. #	8.500%	04/15/24	5,189,000	5,377,101
Interface Security Systems Holdings, Inc.	9.250%	01/15/18	4,485,000	4,541,063
				20,016,144
Telecommunications - 7.3%
Cincinnati Bell, Inc. #	7.000%	07/15/24	13,995,000	14,344,875
Cogent Communications Finance, Inc. #	5.625%	04/15/21	15,275,000	15,504,125
Frontier Communications Corp.	11.000%	09/15/25	5,549,000	5,784,833
				35,633,833
Transportation - 7.0%
Air Canada Pass-Through Trust, Series 2013-1 #	5.375%	11/15/22	2,706,587	2,787,785
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	12,684,910	13,271,587
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1 #	7.500%	05/10/25	1,800,000	1,791,000

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 90.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 7.0% (Continued)
U.S. Airways Pass-Through Trust, Series 2012-1	8.000%	04/01/21	$2,383,669	$2,639,913
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	3,398,163	3,695,502
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	3,403,596	3,539,740
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	4,189,208	4,461,506
XPO Logistics, Inc. (b) #	6.500%	06/15/22	2,269,000	2,373,941
				34,560,974

Total Corporate Bonds				$444,818,290

Registered Investment Companies - 14.8%			Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)			1,499,174	$15,126,665
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.40%(d)			20,860,786	20,860,786
State Street Navigator Securities Lending Prime Portfolio, 0.65%(d)			36,733,113	36,733,113
Total Registered Investment Companies				$72,720,564

Total Investment Securities - 105.6% (Cost $514,402,205)(e)				$518,622,348

Net Other Assets (Liabilities) - (5.6)%				(27,348,427)

Net Assets - 100.0%				$491,273,921

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $35,973,809.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(e)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

##	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding IV	December-04	$621,631	$235,760	0.5%
Alesco Preferred Funding Ltd.	March-05	336,608	123,394	0.3%
Fort Sheridan ABS CDO Ltd.	March-05	512,780	279,048	0.6%
Taberna Preferred Funding Ltd.	March-05	1,040,311	445,292	0.9%
		$2,511,330	$1,083,494	2.3%

#	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-14	$2,461,872	$2,466,600	0.5%
Air Canada Pass-Through Trust, Series 2013-1, Class B	April-16	2,700,033	2,787,785	0.6%
Altice SA	May-15	5,240,450	5,657,750	1.2%
American Airlines Pass-Through Trust, Series 2013-1, Class B	October-14	13,066,817	13,271,587	2.7%
Ashtead Capital, Inc.	January-16	2,027,239	2,070,963	0.4%
Axalta Coating Systems Dutch Holding	August-16	4,710,536	4,814,563	1.0%
Bankrate, Inc.	September-14	9,922,897	10,097,980	2.1%
CCA Club Operations Holdings LLC	January-16	1,445,720	1,564,125	0.3%
CCM Merger, Inc.	September-15	6,598,552	6,653,515	1.4%
Cemex Finance LLC	September-15	2,600,053	2,743,750	0.6%
Cimpress NV	November-15	14,842,497	15,318,495	3.1%
Cincinnati Bell, Inc.	September-16	14,102,423	14,344,875	2.9%
Cogent Communications Finance, Inc.	September-16	15,586,938	15,504,125	3.2%
Crescent Communities, Inc.	September-16	2,441,538	2,455,313	0.5%
Diebold, Inc.	April-16	5,248,023	5,377,101	1.1%
Fresh Market, Inc. (The)	April-16	3,763,145	3,400,425	0.7%
GCP Applied Technologies, Inc.	January-16	3,232,914	3,583,125	0.7%
Greatbatch Ltd.	October-15	3,696,535	3,622,080	0.7%
HUB International Ltd	September-16	4,050,472	4,034,019	0.8%
Laureate Education, Inc.	August-14	4,929,286	4,914,875	1.0%

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Live Nation Entertainment	February-14	$7,379,117	$7,245,900	1.5%
McDermott International, Inc.	July-14	5,972,656	5,932,041	1.2%
NCI Building Systems, Inc.	January-15	2,388,647	2,540,400	0.5%
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B	May-16	1,762,751	1,791,000	0.4%
Quicken Loans, Inc.	September-16	6,416,288	6,794,655	1.4%
Radio One, Inc.	July-14	6,792,235	7,029,975	1.4%
Rivers Pittsburgh Borrower LP/Finance	November-14	7,250,210	7,316,295	1.5%
SPX FLOW, Inc.	August-16	5,613,204	5,658,625	1.2%
Summit Materials LLC	September-16	8,667,606	8,611,000	1.8%
Tesco plc	September-16	12,272,500	12,036,520	2.5%
USI, Inc. of New York	August-15	4,861,534	5,100,375	1.0%
Valeant Pharmaceuticals International, Inc.	April-14	9,599,803	9,764,062	2.0%
XPO Logistics, Inc.	June-15	2,230,203	2,373,941	0.5%
		$203,874,694	$206,877,840	42.1%

See accompanying notes to Schedule of Investments.

Diamond Hill High Yield Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Corporate Bonds - 95.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.0%
Popular, Inc.	7.000%	07/01/19	$1,385,000	$1,426,550

Basic Industry - 6.4%
Axalta Coating Systems Dutch Holding #	4.875%	08/15/24	300,000	307,312
Century Communities, Inc.	6.875%	05/15/22	835,000	843,350
NCI Building Systems, Inc. #	8.250%	01/15/23	50,000	54,375
Summit Materials LLC #	8.500%	04/15/22	575,000	626,750
				1,831,787
Energy - 6.5%
Energen Corp.	4.625%	09/01/21	142,000	139,870
Energen Corp.	7.125%	02/15/28	850,000	826,625
McDermott International, Inc. #	8.000%	05/01/21	500,000	473,125
Oceaneering International, Inc. (a)	4.650%	11/15/24	425,000	428,058
				1,867,678
Financial Services - 10.0%
MGIC Investment Corp.	5.750%	08/15/23	650,000	676,000
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	219,000	229,403
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	1,450,000	1,421,000
Navient Corp.	7.250%	01/25/22	225,000	229,500
Quicken Loans, Inc. #	5.750%	05/01/25	300,000	297,750
Springleaf Finance Corp.	8.250%	10/01/23	20,000	21,000
				2,874,653
Health Care - 12.7%
BioScrip, Inc.	8.875%	02/15/21	850,000	794,750
Greatbatch Ltd. #	9.125%	11/01/23	300,000	294,000
HCA Holdings, Inc.	7.500%	11/06/33	200,000	216,750
HCA Holdings, Inc.	7.750%	07/15/36	500,000	541,875
Horizon Pharma plc (a)	6.625%	05/01/23	375,000	353,437
Kindred Healthcare, Inc. (a)	8.750%	01/15/23	875,000	875,000
Valeant Pharmaceuticals International, Inc. #	6.375%	10/15/20	600,000	562,500
				3,638,312
Insurance - 2.2%
HUB International Ltd #	9.250%	02/15/21	250,000	260,125
USI, Inc. of New York #	7.750%	01/15/21	375,000	380,625
				640,750

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 95.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 4.9%
CCM Merger, Inc. #	9.125%	05/01/19	$425,000	$444,125
Isle of Capri Casinos, Inc.	8.875%	06/15/20	275,000	290,813
Live Nation Entertainment #	7.000%	09/01/20	175,000	181,563
Rivers Pittsburgh Borrower LP/Finance #	6.125%	08/15/21	350,000	361,375
Station Casinos LLC	7.500%	03/01/21	125,000	132,203
				1,410,079
Media - 8.4%
Activision Blizzard, Inc. #	5.625%	09/15/21	80,000	83,472
Cimpress NV #	7.000%	04/01/22	825,000	860,062
Liberty Interactive LLC (a)	8.250%	02/01/30	492,000	528,900
Quad Graphics, Inc.	7.000%	05/01/22	400,000	384,000
Radio One, Inc. #	7.375%	04/15/22	550,000	552,750
				2,409,184
Real Estate - 4.4%
Crescent Communities, Inc. #	8.875%	10/15/21	275,000	278,437
iStar Financial, Inc.	5.000%	07/01/19	350,000	349,083
iStar Financial, Inc.	6.500%	07/01/21	270,000	274,050
Kennedy Wilson, Inc.	5.875%	04/01/24	350,000	352,625
				1,254,195
Retail - 7.4%
Fresh Market, Inc. (The) (a) #	9.750%	05/01/23	550,000	490,875
Rent-A-Center, Inc.	4.750%	05/01/21	1,025,000	866,125
Tesco plc #	6.150%	11/15/37	775,000	772,722
				2,129,722
Securitized - 1.5%
CAM Mortgage Trust, Series 2016-2 #	5.000%	06/15/57	100,000	98,270
LendingClub Issuance Trust, Series 2016-NP1 #	6.500%	06/15/22	250,000	250,156
Vericrest Opportunity Loan Transferee, Series 2016-NP10 #	5.875%	09/25/46	100,000	100,000
				448,426
Services - 5.7%
Casella Waste Systems, Inc.	7.750%	02/15/19	337,000	343,740
GEO Group, Inc. (The)	5.125%	04/01/23	500,000	425,000
Laureate Education, Inc. (a) #	10.000%	09/01/19	445,000	426,755

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 95.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Services - 5.7% (Continued)
SPX FLOW, Inc. #	5.625%	08/15/24	$425,000	$431,375
				1,626,870
Technology & Electronics - 5.0%
Bankrate, Inc. #	6.125%	08/15/18	825,000	833,250
Diebold, Inc. #	8.500%	04/15/24	275,000	284,969
Interface Security Systems Holdings, Inc.	9.250%	01/15/18	310,000	313,875
				1,432,094
Telecommunications - 7.3%
Cincinnati Bell, Inc. #	7.000%	07/15/24	900,000	922,500
Cogent Communications Finance, Inc. #	5.625%	04/15/21	640,000	649,600
Frontier Communications Corp. (a)	11.000%	09/15/25	510,000	531,675
				2,103,775
Transportation - 8.2%
Air Canada Pass-Through Trust, Series 2013-1 #	5.375%	11/15/22	201,984	208,044
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	622,623	651,420
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	39,669	42,545
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	161,836	169,927
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1 #	7.500%	05/10/25	200,000	199,000
U.S. Airways Pass Through Trust, Series 2011-1	7.125%	04/22/25	61,618	73,480
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	197,499	214,780
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	226,665	235,731
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	452,887	482,325

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 95.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 8.2% (Continued)
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	$85,833	$89,266
				2,366,518

Total Corporate Bonds				$27,460,593

Registered Investment Companies - 16.0%			Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premiere Class, 0.39%(b)			963,097	$963,097
State Street Navigator Securities Lending Prime Portfolio, 0.65%(b)			3,635,320	3,635,320
Total Registered Investment Companies				$4,598,417

Total Investment Securities - 111.6% (Cost $31,237,510) (c)				$32,059,010

Net Other Assets (Liabilities) - (11.6)%				(3,340,293)

Net Assets - 100.0%				$28,718,717

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2016 was $3,561,483.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2016.
(c)	Represents cost for financial reporting purposes.

PLC -	Public Limited Company

#	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	December-14	$83,583	$83,472	0.3%
Air Canada Pass-Through Trust, Series 2013-1, Class B	April-16	201,279	208,044	0.7%
American Airlines Pass-Through Trust, Series 2013-1, Class B	December-14	639,979	651,420	2.3%
Axalta Coating Systems Dutch Holding	August-16	300,115	307,312	1.1%

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Bankrate, Inc.	June-15	$821,869	$833,250	2.9%
CAM Mortgage Trust, Series 2016-2, A2	September-16	98,272	98,270	0.3%
CCM Merger, Inc.	July-15	443,364	444,125	1.6%
Cimpress NV	November-15	838,230	860,062	3.0%
Cincinnati Bell, Inc.	September-16	906,989	922,500	3.2%
Cogent Communications Finance, Inc.	December-14	621,733	649,600	2.3%
Crescent Communities, Inc.	September-16	276,838	278,437	1.0%
Diebold, Inc.	April-16	275,473	284,969	1.0%
Fresh Market, Inc. (The)	April-16	543,018	490,875	1.7%
Greatbatch Ltd.	October-15	298,689	294,000	1.0%
HUB International Ltd	September-16	261,059	260,125	0.9%
Laureate Education, Inc.	December-14	358,505	426,755	1.5%
LendingClub Issuance Trust, Series 2016-NP1, B	September-16	252,188	250,156	0.9%
Live Nation Entertainment	December-14	182,284	181,563	0.6%
McDermott International, Inc.	December-14	420,189	473,125	1.7%
NCI Building Systems, Inc.	January-15	51,613	54,375	0.2%
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B	May-16	195,861	199,000	0.7%
Quicken Loans, Inc.	January-16	279,639	297,750	1.0%
Radio One, Inc.	February-15	526,396	552,750	1.9%
Rivers Pittsburgh Borrower LP/Finance	December-14	357,806	361,375	1.3%
SPX FLOW, Inc.	August-16	426,571	431,375	1.5%
Summit Materials LLC	February-16	588,091	626,750	2.2%
Tesco plc	September-16	786,992	772,722	2.7%
USI, Inc. of New York	December-14	359,175	380,625	1.3%
Valeant Pharmaceuticals International, Inc.	October-15	522,394	562,500	2.0%
Vericrest Opportunity Loan Transferee, Series 2016-NP10, A2	September-16	97,889	100,000	0.4%
		$12,016,083	$12,337,282	42.9%

See accompanying notes to Schedule of Investments.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short
September 30, 2016 (Unaudited)

1.	Organization:

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Total Return Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”), formerly Strategic Income Fund, and the Diamond Hill High Yield Fund (“High Yield Fund”) are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company and thus follows accounting and reporting guidance for investment companies. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, Core Bond Fund, Short Duration Total Return Fund and the High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. The Core Bond Fund, Short Duration Total Return Fund and High Yield Fund offers three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price with the exception of the Core Bond Fund, Corporate Credit Fund and the High Yield Fund which is 3.50% and the Short Duration Total Return Fund which is 2.25%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

2.	Significant Accounting Policies:

The following is a summary of the Funds’ significant accounting policies:

Estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

As of September 30, 2016, Small Cap Fund and Corporate Credit Fund had approximately 0.9% and 0.2%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of September 30, 2016 based on input levels assigned at December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total
Small Cap Fund
Common Stocks	$1,446,391,979	$16,633,499	$1,463,025,478
Registered Investment Companies	460,773,467	–	460,773,467
Total	$1,907,165,446	$16,633,499	$1,923,798,945
Small-Mid Cap Fund
Common Stocks	$1,935,774,121	$–	$1,935,774,121
Registered Investment Companies	305,595,243	–	305,595,243
Total	$2,241,369,364	$–	$2,241,369,364
Mid Cap Fund
Common Stocks	$37,368,256	$–	$37,368,256
Registered Investment Companies	13,795,071	–	13,795,071
Total	$51,163,327	$–	$51,163,327
Large Cap Fund
Common Stocks	$3,806,052,324	$–	$3,806,052,324
Registered Investment Companies	559,523,033	–	559,523,033
Total	$4,365,575,357	$–	$4,365,575,357
Select Fund
Common Stocks	$130,438,707	$–	$130,438,707
Registered Investment Companies	16,215,651	–	16,215,651
Total	$146,654,358	$–	$146,654,358
Long-Short Fund
Common Stocks	$3,685,025,167	$–	$3,685,025,167
Registered Investment Companies	945,165,062	–	945,165,062
Total	$4,630,190,229	$–	$4,630,190,229
Research Opportunities Fund
Common Stocks	$51,732,059	$–	$51,732,059
Corporate Bonds	–	1,498,600	1,498,600
Registered Investment Companies	11,183,351	–	11,183,351
Total	$62,915,410	$1,498,600	$64,414,010
Financial Long-Short Fund
Common Stocks	$27,903,029	$–	$27,903,029
Registered Investment Companies	7,377,116	–	7,377,116
Total	$35,280,145	$–	$35,280,145
Core Bond Fund
U.S. Government Agency Securities	$–	$4,307,681	$4,307,681
Mortgage-Backed Securities	–	10,693,687	10,693,687
Asset-Backed Securities	445,396	7,342,304	7,787,700
Corporate Bonds	250,156	5,743,800	5,993,956
Registered Investment Companies	1,038,595	–	1,038,595
Total	$1,734,147	$28,087,472	$29,821,619

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total
Short Duration Total Return Fund
U.S. Government Agency Securities	$–	$3,626,860	$3,626,860
Mortgage-Backed Securities	–	28,744,305	28,744,305
Asset-Backed Securities	10,668,832	79,026,346	89,695,178
Corporate Bonds	–	26,667,629	26,667,629
Registered Investment Companies	9,733,156	–	9,733,156
Total	$20,401,988	$138,065,140	$158,467,128
Corporate Credit Fund
Collateralized Debt Obligations	$–	$1,083,494	$1,083,494
Corporate Bonds	–	444,818,290	444,818,290
Registered Investment Companies	72,720,564	–	72,720,564
Total	$72,720,564	$445,901,784	$518,622,348
High Yield Fund
Corporate Bonds	$–	$27,460,593	$27,460,593
Registered Investment Companies	4,598,417	–	4,598,417
Total	$4,598,417	$27,460,593	$32,059,010

Investments in Securities Sold Short (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total
Long-Short Fund
Common Stocks	$(1,244,547,244)	$–	$(1,244,547,244)
Registered Investment Companies	(32,348,942)	–	(32,348,942)
Total	$(1,276,896,186)	$–	$(1,276,896,186)
Research Opportunities Fund
Common Stocks	$(14,164,283)	$–	$(14,164,283)
Total	$(14,164,283)	$–	$(14,164,283)
Financial Long-Short Fund
Common Stocks	$(4,640,670)	$–	$(4,640,670)
Total	$(4,640,670)	$–	$(4,640,670)

The Funds did not hold any Level 3 securities during the period ended September 30, 2016.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

As of September 30, 2016, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$153,440,666	$155,787,208
Small-Mid Cap Fund	135,465,266	136,075,349
Mid Cap Fund	10,718,954	10,825,330
Large Cap Fund	519,798,769	525,777,762
Select Fund	11,091,313	11,134,756
Long-Short Fund	413,560,383	416,397,492
Research Opportunities Fund	11,117,138	11,183,351
Financial Long-Short Fund	6,922,171	6,954,919
Core Bond Fund	284,868	291,335
Short Duration Total Return Fund	579,128	591,863
Corporate Credit Fund	35,973,809	36,733,113
High Yield Fund	3,561,483	3,635,320

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Income Tax Information:

As of September 30, 2016, cost and unrealized appreciation (depreciation) on a tax basis for investment securities were as follows:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund

Cost of portfolio investments	$1,623,261,103	$2,018,257,471	$47,543,784	$3,644,180,772

Gross unrealized appreciation	$408,880,360	$298,210,976	$4,820,448	$846,459,757
Gross unrealized depreciation	(108,342,518)	(75,099,083)	(1,200,905)	(125,065,172)

Net unrealized appreciation on investments	$300,537,842	$223,111,893	$3,619,543	$721,394,585

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

	Diamond Hill Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Research Opportunities Fund	Diamond Hill Financial Long-Short Fund

Cost of portfolio investments	$144,211,823	$3,960,126,975	$62,069,411	$34,562,014

Gross unrealized appreciation	$14,250,376	$785,507,459	$7,595,567	$3,105,414
Gross unrealized depreciation	(11,807,841)	(115,444,205)	(5,250,968)	(2,387,283)

Net unrealized appreciation on investments	$2,442,535	$670,063,254	$2,344,599	$718,131

Net unrealized depreciation on securities sold short	$-	$(130,469,089)	$(1,900,409)	$(807,646)

	Diamond Hill Core Bond Fund	Diamond Hill Short Duration Total Return Fund	Diamond Hill Corporate Credit Fund	Diamond Hill High Yield Fund

Cost of portfolio investments	$29,746,776	$158,105,380	$517,649,780	$31,659,417

Gross unrealized appreciation	$148,556	$494,001	$8,484,958	$939,053
Gross unrealized depreciation	(73,713)	(132,253)	(7,512,390)	(539,460)

Net unrealized appreciation on investments	$74,843	$361,748	$972,568	$399,593

As of September 30, 2016, the proceeds of securities sold short on a tax basis is $1,146,427,097, $12,263,874 and $3,833,024 for Long-Short Fund, Research Opportunities Fund and Financial Long-Short Fund, respectively.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds, if applicable, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Select Fund, Long-Short Fund and Corporate Credit Fund each own shares of Short Duration Total Return Fund, thereby making Short Duration Total Return Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in Diamond Hill Short Duration Total Return Fund during the period ended September 30, 2016 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration
Total Return Fund

Value, December 31, 2015	$-	$-	$-	$-	$-	$-

Purchases	51,220,985	34,683,143	802,028	2,706,419	46,412,732	15,041,887
Change in Unrealized Appreciation/Depreciation	86,301	61,908	1,791	5,173	90,778	84,778

Value, September 30, 2016	$51,307,286	$34,745,051	$803,819	$2,711,592	$46,503,510	$15,126,665

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

5. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2016 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2.   Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 22, 2016

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	November 22, 2016